UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 3-7 Year Treasury Digital Fund

Ticker: WTTSX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.24% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the Solactive U.S. 3-7 Year Treasury Bond Index, which returned 2.39% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary comparative benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved through coupon income receipts offsetting modest price declines due to rising interest rates in the medium-dated area of the U.S. Treasury yield curve. The U.S. 3-Year Treasury Note yield rose by about 50 basis points during the period, while the yield on the U.S. 7-Year Treasury Note rose by 35 basis points. The U.S. 5-Year Treasury Note yield rose by 43 basis points during the period.

  The Fund’s 0.05% expense ratio also weighed negatively on performance, as it accounted for one-third of the relative performance gap during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree 3-7 Year Treasury Digital Fund $11,074	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 3-7 Year Treasury Bond Index $11,122
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,950	$9,948	$9,924
02/28/23	$9,730	$9,691	$9,722
03/31/23	$10,013	$9,937	$9,990
04/30/23	$10,073	$9,997	$10,051
05/31/23	$9,993	$9,888	$9,980
06/30/23	$9,869	$9,853	$9,853
07/31/23	$9,879	$9,846	$9,861
08/31/23	$9,879	$9,783	$9,863
09/30/23	$9,754	$9,534	$9,745
10/31/23	$9,702	$9,384	$9,696
11/30/23	$9,958	$9,809	$9,944
12/31/23	$10,180	$10,184	$10,178
01/31/24	$10,211	$10,156	$10,209
02/29/24	$10,066	$10,013	$10,071
03/31/24	$10,115	$10,105	$10,117
04/30/24	$9,938	$9,850	$9,947
05/31/24	$10,063	$10,017	$10,045
06/30/24	$10,160	$10,112	$10,173
07/31/24	$10,381	$10,348	$10,395
08/31/24	$10,497	$10,497	$10,517
09/30/24	$10,603	$10,637	$10,629
10/31/24	$10,380	$10,374	$10,404
11/30/24	$10,454	$10,483	$10,466
12/31/24	$10,346	$10,312	$10,379
01/31/25	$10,411	$10,366	$10,441
02/28/25	$10,582	$10,595	$10,617
03/31/25	$10,645	$10,599	$10,681
04/30/25	$10,786	$10,640	$10,820
05/31/25	$10,710	$10,564	$10,744
06/30/25	$10,832	$10,726	$10,863
07/31/25	$10,788	$10,698	$10,825
08/31/25	$10,930	$10,826	$10,981
09/30/25	$10,954	$10,944	$11,001
10/31/25	$11,009	$11,013	$11,054
11/30/25	$11,097	$11,081	$11,136
12/31/25	$11,075	$11,065	$11,121
01/31/26	$11,075	$11,076	$11,124
02/28/26	$11,243	$11,258	$11,287
03/31/26	$11,075	$11,059	$11,122
04/30/26	$11,086	$11,072	$11,125
05/31/26	$11,063	$11,106	$11,111
06/30/26	$11,074	$11,133	$11,122

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.24%	3.01%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 3-7 Year Treasury Bond Index	2.39%	3.13%

Key Fund Statistics

  Total Net Assets$981,427
  # of Portfolio Holdings90
  Portfolio Turnover Rate142%
  Investment Advisory Fees Paid, Net$499

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.00%, due 2/28/2030	2.1%
U.S. Treasury Notes, 4.13%, due 11/15/2032	2.0%
U.S. Treasury Notes, 1.25%, due 8/15/2031	2.0%
U.S. Treasury Notes, 1.38%, due 11/15/2031	1.9%
U.S. Treasury Notes, 3.50%, due 2/15/2033	1.9%
U.S. Treasury Notes, 0.88%, due 11/15/2030	1.9%
U.S. Treasury Notes, 2.88%, due 5/15/2032	1.9%
U.S. Treasury Notes, 3.38%, due 5/15/2033	1.9%
U.S. Treasury Notes, 1.63%, due 5/15/2031	1.8%
U.S. Treasury Notes, 1.88%, due 2/15/2032	1.8%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 3-7 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTTSX

WTTSX - 062026

WisdomTree 500 Digital Fund

Ticker: SPXUX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$6	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 22.32% at net asset value (NAV) for the fiscal year ended June 30, 2026, nearly matching the performance of its primary comparative benchmark, the S&P 500® Index, which returned 22.33% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund is primarily concentrated in U.S. large cap equities, which delivered strong returns over the period despite intermittent periods of volatility. Investors remained enthusiastic about the prospects of artificial intelligence (AI) as an investment theme during the period, rewarding the shares of companies that were actively developing AI tools and hardware, deploying it effectively, and ultimately monetizing its benefits. As a result, the Information Technology sector was the best-performing group during the period.

  The Energy sector was the second-best-performing group, as rising oil prices boosted prospects for energy companies.

  Real Estate, Consumer Discretionary, Consumer Staples, and Financials sectors were the four most notable laggards. Financials gained only 4% during the period, trailing the broader market by nearly 20%.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree 500 Digital Fund $20,549	S&P 500® Index $20,032	WisdomTree 500 Index $20,574
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,400	$10,380	$10,398
02/28/23	$10,160	$10,127	$10,155
03/31/23	$10,537	$10,499	$10,537
04/30/23	$10,677	$10,662	$10,679
05/31/23	$10,768	$10,709	$10,767
06/30/23	$11,474	$11,416	$11,476
07/31/23	$11,867	$11,783	$11,877
08/31/23	$11,685	$11,596	$11,688
09/30/23	$11,140	$11,043	$11,149
10/31/23	$10,897	$10,810	$10,902
11/30/23	$11,898	$11,798	$11,904
12/31/23	$12,444	$12,334	$12,448
01/31/24	$12,667	$12,541	$12,665
02/29/24	$13,367	$13,211	$13,368
03/31/24	$13,785	$13,636	$13,795
04/30/24	$13,255	$13,079	$13,257
05/31/24	$13,907	$13,727	$13,910
06/30/24	$14,431	$14,220	$14,441
07/31/24	$14,574	$14,393	$14,585
08/31/24	$14,931	$14,742	$14,941
09/30/24	$15,269	$15,057	$15,281
10/31/24	$15,177	$14,920	$15,189
11/30/24	$16,149	$15,796	$16,164
12/31/24	$15,777	$15,420	$15,794
01/31/25	$16,270	$15,849	$16,289
02/28/25	$16,013	$15,642	$16,023
03/31/25	$15,036	$14,761	$15,051
04/30/25	$14,984	$14,661	$14,998
05/31/25	$15,962	$15,584	$15,983
06/30/25	$16,799	$16,376	$16,820
07/31/25	$17,212	$16,744	$17,230
08/31/25	$17,531	$17,083	$17,558
09/30/25	$18,222	$17,706	$18,248
10/31/25	$18,656	$18,121	$18,689
11/30/25	$18,677	$18,165	$18,705
12/31/25	$18,688	$18,177	$18,720
01/31/26	$18,906	$18,440	$18,928
02/28/26	$18,729	$18,300	$18,753
03/31/26	$17,822	$17,389	$17,845
04/30/26	$19,705	$19,213	$19,733
05/31/26	$20,787	$20,225	$20,808
06/30/26	$20,549	$20,032	$20,574

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	22.32%	23.24%
S&P 500® Index	22.33%	22.31%
WisdomTree 500 Index	22.32%	23.26%

Key Fund Statistics

  Total Net Assets$18,063,015
  # of Portfolio Holdings504
  Portfolio Turnover Rate3%
  Investment Advisory Fees Paid, Net$8,117

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	10.8%
Consumer Discretionary	9.3%
Health Care	8.7%
Industrials	8.3%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.0%
Real Estate	1.4%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 500 Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: SPXUX

SPXUX - 062026

WisdomTree 7-10 Year Treasury Digital Fund

Ticker: WTSTX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.62% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the Solactive U.S. 7-10 Year Treasury Bond Index, which returned 2.72% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary comparative benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to coupon income receipts offsetting modest price declines due to rising interest rates in the medium-dated area of the U.S. Treasury yield curve. The U.S. 7-Year Treasury Note yield rose by about 35 basis points during the period, while the yield on the U.S. 10-Year Treasury Note rose by 24 basis points.

  The greatest negative contributor to relative Fund performance was its expense ratio.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree 7-10 Year Treasury Digital Fund $10,682	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 7-10 Year Treasury Bond Index $10,700
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,930	$9,948	$9,889
02/28/23	$9,610	$9,691	$9,590
03/31/23	$9,970	$9,937	$9,944
04/30/23	$10,050	$9,997	$10,016
05/31/23	$9,900	$9,888	$9,891
06/30/23	$9,782	$9,853	$9,763
07/31/23	$9,721	$9,846	$9,702
08/31/23	$9,650	$9,783	$9,639
09/30/23	$9,349	$9,534	$9,338
10/31/23	$9,175	$9,384	$9,176
11/30/23	$9,584	$9,809	$9,565
12/31/23	$9,945	$10,184	$9,941
01/31/24	$9,955	$10,156	$9,939
02/29/24	$9,748	$10,013	$9,735
03/31/24	$9,816	$10,105	$9,806
04/30/24	$9,513	$9,850	$9,506
05/31/24	$9,680	$10,017	$9,635
06/30/24	$9,795	$10,112	$9,800
07/31/24	$10,090	$10,348	$10,083
08/31/24	$10,227	$10,497	$10,227
09/30/24	$10,363	$10,637	$10,361
10/31/24	$10,013	$10,374	$10,016
11/30/24	$10,119	$10,483	$10,114
12/31/24	$9,882	$10,312	$9,888
01/31/25	$9,947	$10,366	$9,955
02/28/25	$10,226	$10,595	$10,235
03/31/25	$10,268	$10,599	$10,271
04/30/25	$10,376	$10,640	$10,375
05/31/25	$10,246	$10,564	$10,253
06/30/25	$10,409	$10,726	$10,416
07/31/25	$10,344	$10,698	$10,356
08/31/25	$10,508	$10,826	$10,528
09/30/25	$10,584	$10,944	$10,598
10/31/25	$10,661	$11,013	$10,673
11/30/25	$10,761	$11,081	$10,779
12/31/25	$10,684	$11,065	$10,698
01/31/26	$10,662	$11,076	$10,675
02/28/26	$10,919	$11,258	$10,941
03/31/26	$10,678	$11,059	$10,687
04/30/26	$10,666	$11,072	$10,675
05/31/26	$10,660	$11,106	$10,673
06/30/26	$10,682	$11,133	$10,700

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.62%	1.93%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 7-10 Year Treasury Bond Index	2.72%	1.98%

Key Fund Statistics

  Total Net Assets$950,445
  # of Portfolio Holdings13
  Portfolio Turnover Rate111%
  Investment Advisory Fees Paid, Net$482

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.9%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.8%
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.8%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.8%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.8%
U.S. Treasury Notes, 4.00%, due 11/15/2035	8.6%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.6%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.6%
U.S. Treasury Notes, 4.13%, due 2/15/2036	8.5%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.5%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTSTX

WTSTX - 062026

WisdomTree Equity Premium Income Digital Fund

Ticker: WTPIX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Equity Premium Income Digital Fund (the "Fund") for the period of December 3, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Digital Fund	$26	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 12/3/25. Actual expenses are calculated using a 210/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 4.84% at net asset value (NAV) for the fiscal period ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 10.24% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on December 3, 2025. The following summarizes the key factors that affected Fund performance during the period:

  Because the Fund sells put options on an ETF tracking the S&P 500® Index, the Fund benefited from the Index’s 10.24% gain during the period through the premiums earned on its written put options. It was able to steadily collect premium income from the put options sold and maintain most of those premiums as the market climbed higher during the period.

  However, because the Fund's strategy does not provide full participation in equity market appreciation, the Fund captured only a portion of the Index's advance, contributing to its underperformance relative to the S&P 500® Index.

  Premium income from written put options contributed positively to Fund returns and helped reduce volatility during periods of market weakness.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance December 3, 2025 (inception) through June 30, 2026

Table Summary
	WisdomTree Equity Premium Income Digital Fund $10,484	S&P 500® Index $11,024	Volos US Large Cap Target 2.5% PutWrite Index $10,508
12/3/2025	$10,000	$10,000	$10,000
12/31/2025	$10,114	$10,003	$10,099
3/31/2026	$9,930	$9,570	$9,881
6/30/2026	$10,484	$11,024	$10,508

Average Annual Total Returns (%)

Table Summary
Since Inception 12/3/25Footnote Reference*
Fund NAV Returns	4.84%
S&P 500® Index	10.24%
Volos US Large Cap Target 2.5% PutWrite Index	5.08%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$1,626,573
  # of Portfolio Holdings3
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$3,798

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.65%, due 8/6/2026	49.0%
U.S. Treasury Bills, 3.73%, due 11/5/2026	48.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	3.7%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	97.5%
Mutual Fund	3.7%
Other Assets and Liabilities, Net	(1.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Equity Premium Income Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTPIX

WTPIX - 062026

WisdomTree Floating Rate Treasury Digital Fund

Ticker: FLTTX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.05% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the Solactive U.S. Treasury Floating Rate Note Bond Index, which returned 4.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary comparative benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to interest rates falling at the short-dated end of the U.S. Treasury yield curve during the period, coinciding with continued cuts to the Federal Funds Rate. The Fed eventually paused their monetary policy easing efforts, which caused yields at the short end of the yield curve to remain rangebound for much of the period.

  The greatest negative contributor to relative Fund performance was its expense ratio.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Floating Rate Treasury Digital Fund $11,765	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US Treasury Floating Rate Note Bond Index $11,790
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,013	$9,948	$10,013
02/28/23	$10,050	$9,691	$10,049
03/31/23	$10,089	$9,937	$10,087
04/30/23	$10,136	$9,997	$10,131
05/31/23	$10,180	$9,888	$10,181
06/30/23	$10,225	$9,853	$10,226
07/31/23	$10,271	$9,846	$10,276
08/31/23	$10,315	$9,783	$10,321
09/30/23	$10,361	$9,534	$10,366
10/31/23	$10,411	$9,384	$10,418
11/30/23	$10,453	$9,809	$10,462
12/31/23	$10,495	$10,184	$10,500
01/31/24	$10,547	$10,156	$10,554
02/29/24	$10,594	$10,013	$10,606
03/31/24	$10,644	$10,105	$10,650
04/30/24	$10,695	$9,850	$10,708
05/31/24	$10,744	$10,017	$10,759
06/30/24	$10,789	$10,112	$10,801
07/31/24	$10,836	$10,348	$10,853
08/31/24	$10,877	$10,497	$10,890
09/30/24	$10,922	$10,637	$10,937
10/31/24	$10,969	$10,374	$10,982
11/30/24	$11,015	$10,483	$11,031
12/31/24	$11,064	$10,312	$11,077
01/31/25	$11,110	$10,366	$11,127
02/28/25	$11,147	$10,595	$11,166
03/31/25	$11,186	$10,599	$11,203
04/30/25	$11,222	$10,640	$11,240
05/31/25	$11,267	$10,564	$11,286
06/30/25	$11,307	$10,726	$11,326
07/31/25	$11,352	$10,698	$11,370
08/31/25	$11,386	$10,826	$11,405
09/30/25	$11,422	$10,944	$11,441
10/31/25	$11,461	$11,013	$11,482
11/30/25	$11,498	$11,081	$11,519
12/31/25	$11,544	$11,065	$11,564
01/31/26	$11,583	$11,076	$11,605
02/28/26	$11,616	$11,258	$11,639
03/31/26	$11,653	$11,059	$11,677
04/30/26	$11,691	$11,072	$11,714
05/31/26	$11,725	$11,106	$11,749
06/30/26	$11,765	$11,133	$11,790

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	4.05%	4.83%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US Treasury Floating Rate Note Bond Index	4.10%	4.89%

Key Fund Statistics

  Total Net Assets$1,651,547
  # of Portfolio Holdings8
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid, Net$858

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.93%, due 7/31/2027	17.0%
U.S. Treasury Floating Rate Notes, 3.97%, due 10/31/2027	16.9%
U.S. Treasury Floating Rate Notes, 3.88%, due 4/30/2028	14.8%
U.S. Treasury Floating Rate Notes, 3.98%, due 10/31/2026	13.0%
U.S. Treasury Floating Rate Notes, 3.87%, due 1/31/2027	13.0%
U.S. Treasury Floating Rate Notes, 3.96%, due 7/31/2026	12.7%
U.S. Treasury Floating Rate Notes, 3.94%, due 4/30/2027	6.1%
U.S. Treasury Floating Rate Notes, 3.87%, due 1/31/2028	6.1%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: FLTTX

FLTTX - 062026

WisdomTree Long-Term Treasury Digital Fund

Ticker: WTLGX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.58% at net asset value (NAV) for the fiscal year ended June 30, 2026, marginally underperforming the Fund's primary comparative benchmark, the Solactive U.S. 20+ Year Treasury Bond Index, which returned 2.59% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary comparative benchmark during the period, which is its stated objective.

  The Fund mainly benefited from exposures within the 20+-year maturity range of the U.S. Treasury yield, where positive performance was primarily achieved through coupon income receipts offsetting modest price declines due to rising interest rates. The yields on both the U.S. 20-Year Treasury Bond and U.S. 30-Year Treasury Bond rose by about 18 basis points each during the period.

  The biggest performance detractor to relative Fund performance during the period was the Fund's expense ratio.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Long-Term Treasury Digital Fund $9,218	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 20+ Year Treasury Bond Index $9,194
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,900	$9,948	$9,807
02/28/23	$9,410	$9,691	$9,355
03/31/23	$9,856	$9,937	$9,808
04/30/23	$9,896	$9,997	$9,874
05/31/23	$9,614	$9,888	$9,570
06/30/23	$9,623	$9,853	$9,592
07/31/23	$9,390	$9,846	$9,356
08/31/23	$9,095	$9,783	$9,087
09/30/23	$8,371	$9,534	$8,352
10/31/23	$7,919	$9,384	$7,972
11/30/23	$8,710	$9,809	$8,694
12/31/23	$9,479	$10,184	$9,446
01/31/24	$9,240	$10,156	$9,234
02/29/24	$9,043	$10,013	$9,028
03/31/24	$9,126	$10,105	$9,106
04/30/24	$8,539	$9,850	$8,524
05/31/24	$8,791	$10,017	$8,704
06/30/24	$8,938	$10,112	$8,926
07/31/24	$9,255	$10,348	$9,250
08/31/24	$9,467	$10,497	$9,458
09/30/24	$9,647	$10,637	$9,637
10/31/24	$9,123	$10,374	$9,117
11/30/24	$9,305	$10,483	$9,292
12/31/24	$8,745	$10,312	$8,720
01/31/25	$8,777	$10,366	$8,760
02/28/25	$9,275	$10,595	$9,257
03/31/25	$9,164	$10,599	$9,140
04/30/25	$9,033	$10,640	$9,011
05/31/25	$8,749	$10,564	$8,731
06/30/25	$8,986	$10,726	$8,962
07/31/25	$8,887	$10,698	$8,869
08/31/25	$8,887	$10,826	$8,863
09/30/25	$9,201	$10,944	$9,184
10/31/25	$9,335	$11,013	$9,312
11/30/25	$9,368	$11,081	$9,335
12/31/25	$9,138	$11,065	$9,100
01/31/26	$9,115	$11,076	$9,093
02/28/26	$9,535	$11,258	$9,507
03/31/26	$9,131	$11,059	$9,114
04/30/26	$9,062	$11,072	$9,037
05/31/26	$9,103	$11,106	$9,086
06/30/26	$9,218	$11,133	$9,194

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.58%	-2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 20+ Year Treasury Bond Index	2.59%	-2.41%

Key Fund Statistics

  Total Net Assets$797,757
  # of Portfolio Holdings40
  Portfolio Turnover Rate108%
  Investment Advisory Fees Paid, Net$406

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.75%, due 2/15/2056	4.1%
U.S. Treasury Bonds, 4.75%, due 8/15/2055	4.1%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	4.1%
U.S. Treasury Bonds, 4.63%, due 11/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, due 5/15/2054	4.0%
U.S. Treasury Bonds, 4.50%, due 11/15/2054	3.9%
U.S. Treasury Bonds, 4.75%, due 11/15/2053	3.9%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	3.7%
U.S. Treasury Bonds, 4.25%, due 2/15/2054	3.7%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Long-Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTLGX

WTLGX - 062026

WisdomTree Private Credit and Alternative Income Digital Fund

Ticker: CRDYX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Digital Fund (the "Fund") for the period of September 11, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Digital Fund	$38	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/11/25. Actual expenses are calculated using a 293/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned -9.84% at net asset value ("NAV") for the fiscal period ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 3.39% during the same period. Please note that both performance figures represent total returns since the Fund’s inception on September 11, 2025. The following summarizes the key factors that affected Fund performance during the period:

  The Fund's exposure to business development companies (BDCs) and private corporate lending was the largest detractor from performance. During the fiscal period, weaker earnings, dividend pressure, and heightened credit concerns weighed on the BDC sector.

  Exposure to Commercial Real Estate sector also detracted from performance during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance September 11, 2025 (inception) through June 30, 2026

Table Summary
	WisdomTree Private Credit and Alternative Income Digital Fund $9,016	Bloomberg U.S. Aggregate Bond Index $10,133	Gapstow Private Credit and Alternative Income Index $9,054	ICE BofA Merrill Lynch U.S. High Yield Index $10,339	S&P 500® Index $11,493
9/11/2025	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/2025	$9,629	$9,961	$9,630	$10,012	$10,159
12/31/2025	$9,468	$10,071	$9,484	$10,147	$10,429
3/31/2026	$8,847	$10,066	$8,871	$10,091	$9,977
6/30/2026	$9,016	$10,133	$9,054	$10,339	$11,493

Average Annual Total Returns (%)

Table Summary
Since Inception 9/11/25Footnote Reference*
Fund NAV Returns	-9.84%
Bloomberg U.S. Aggregate Bond Index	1.33%
Gapstow Private Credit and Alternative Income Index	-9.46%
ICE BofA Merrill Lynch U.S. High Yield Index	3.39%
S&P 500® Index	14.93%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$3,539,811
  # of Portfolio Holdings31
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid, Net$9,766

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Arbor Realty Trust, Inc.	3.3%
Oxford Lane Capital Corp.	3.3%
Sixth Street Specialty Lending, Inc.	3.3%
ARMOUR Residential REIT, Inc.	3.3%
AGNC Investment Corp.	3.3%
Golub Capital BDC, Inc.	3.3%
Ares Capital Corp.	3.2%
FS KKR Capital Corp.	3.2%
Hercules Capital, Inc.	3.2%
MFA Financial, Inc.	3.2%

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	73.1%
Closed-End Funds	25.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Private Credit and Alternative Income Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: CRDYX

CRDYX - 062026

WisdomTree Short-Duration Income Digital Fund

Ticker: WTSIX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.88% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the Bloomberg U. S. Short Aggregate Enhanced Yield Index, which returned 3.46% in U. S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Across credit rating groups, exposure to bonds rated BB+, BB-, B+, B, and B- all produced positive allocation effects and security selection effects. BB exposures were the lone exception, where security selection was negative. However, its net effect was still positive overall due to positive allocation effects.

  Bonds rated CCC+ produced negative performance effects due to poor allocation effects resulting from an overweight. Security selection within this group was positive, but insufficient to overcome the headwind from poor allocation effects.

  Collateralized Mortgage Obligation (CMO) exposure was also beneficial due to positive allocation effects resulting from an overweight.

  The Fund benefited from exposures to bonds issued by Industrial companies and short-term U.S. Treasury securities, both of which were due to positive allocation and security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Short-Duration Income Digital Fund $11,790	Bloomberg U.S. Aggregate Bond Index $11,133	Bloomberg U.S. Short Aggregate Composite Index $11,446	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,620
01/19/23	$10,000	$10,000	$10,000	$10,000
01/31/23	$10,000	$9,948	$9,979	$9,985
02/28/23	$9,900	$9,691	$9,852	$9,857
03/31/23	$9,994	$9,937	$10,031	$10,010
04/30/23	$10,025	$9,997	$10,079	$10,065
05/31/23	$9,984	$9,888	$10,031	$10,025
06/30/23	$10,056	$9,853	$9,968	$9,979
07/31/23	$10,127	$9,846	$10,006	$10,027
08/31/23	$10,137	$9,783	$10,026	$10,047
09/30/23	$10,065	$9,534	$9,977	$10,003
10/31/23	$10,035	$9,384	$9,978	$10,005
11/30/23	$10,260	$9,809	$10,159	$10,195
12/31/23	$10,453	$10,184	$10,331	$10,365
01/31/24	$10,495	$10,156	$10,367	$10,409
02/29/24	$10,463	$10,013	$10,297	$10,359
03/31/24	$10,537	$10,105	$10,349	$10,417
04/30/24	$10,463	$9,850	$10,261	$10,348
05/31/24	$10,558	$10,017	$10,360	$10,446
06/30/24	$10,619	$10,112	$10,431	$10,511
07/31/24	$10,777	$10,348	$10,592	$10,664
08/31/24	$10,883	$10,497	$10,702	$10,773
09/30/24	$10,986	$10,637	$10,803	$10,877
10/31/24	$10,890	$10,374	$10,686	$10,780
11/30/24	$10,986	$10,483	$10,735	$10,837
12/31/24	$10,952	$10,312	$10,721	$10,830
01/31/25	$11,028	$10,366	$10,778	$10,890
02/28/25	$11,115	$10,595	$10,888	$10,997
03/31/25	$11,121	$10,599	$10,941	$11,045
04/30/25	$11,165	$10,640	$11,042	$11,135
05/31/25	$11,220	$10,564	$11,017	$11,131
06/30/25	$11,349	$10,726	$11,108	$11,231
07/31/25	$11,327	$10,698	$11,098	$11,231
08/31/25	$11,438	$10,826	$11,218	$11,355
09/30/25	$11,503	$10,944	$11,251	$11,395
10/31/25	$11,548	$11,013	$11,293	$11,437
11/30/25	$11,615	$11,081	$11,357	$11,502
12/31/25	$11,645	$11,065	$11,387	$11,535
01/31/26	$11,697	$11,076	$11,407	$11,566
02/28/26	$11,749	$11,258	$11,497	$11,654
03/31/26	$11,647	$11,059	$11,404	$11,546
04/30/26	$11,731	$11,072	$11,427	$11,585
05/31/26	$11,744	$11,106	$11,439	$11,608
06/30/26	$11,790	$11,133	$11,446	$11,620

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	3.88%	4.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Bloomberg U.S. Short Aggregate Composite Index	3.04%	3.99%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	3.46%	4.45%

Key Fund Statistics

  Total Net Assets$1,290,069
  # of Portfolio Holdings6
  Portfolio Turnover Rate8%
  Investment Advisory Fees Paid, Net$1,705

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	24.9%
WisdomTree Mortgage Plus Bond Fund	20.0%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Floating Rate Treasury Fund	15.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.0%
WisdomTree Emerging Markets Local Debt Fund	5.0%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Duration Income Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTSIX

WTSIX - 062026

WisdomTree Short-Term Treasury Digital Fund

Ticker: WTSYX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.86% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the Solactive U.S. 1-3 Year Treasury Bond Index, which returned 2.95% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund largely tracked the performance of its primary comparative benchmark during the period, which is its stated objective.

  The Fund mainly benefited from exposures within the 1- to 3-Year maturity range of the U.S. Treasury yield, where positive performance was primarily achieved through coupon income receipts offsetting modest price declines due to rising yields among the 2-Year and 3-Year U.S. Treasury Note yields. The yield on both the 2-Year Note rose 46 basis points during the period, while the yield on the 3-Year Note rose by about 50 basis points. The changing monetary policy outlook in the U.S. caused yields past the 2-year tenor to rise as investors came to expect interest rate hikes from the Federal Reserve. Notably, the yield on the U.S. 12-Month Treasury Note remained mostly unchanged by the end of the period.

  The biggest performance detractor to relative Fund performance during the period was the Fund's expense ratio.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance December 14, 2022 (inception) through June 30, 2026

Table Summary
	WisdomTree Short-Term Treasury Digital Fund $11,400	Bloomberg U.S. Aggregate Bond Index $11,304	Solactive US 1-3 Year Treasury Bond Index $11,470
12/14/22	$10,000	$10,000	$10,000
12/31/22	$9,971	$9,799	$9,987
01/31/23	$10,042	$10,101	$10,051
02/28/23	$9,968	$9,839	$9,983
03/31/23	$10,124	$10,089	$10,139
04/30/23	$10,155	$10,151	$10,163
05/31/23	$10,121	$10,040	$10,136
06/30/23	$10,077	$10,004	$10,084
07/31/23	$10,112	$9,997	$10,121
08/31/23	$10,149	$9,933	$10,161
09/30/23	$10,148	$9,681	$10,161
10/31/23	$10,181	$9,528	$10,195
11/30/23	$10,277	$9,960	$10,299
12/31/23	$10,379	$10,341	$10,414
01/31/24	$10,419	$10,313	$10,455
02/29/24	$10,374	$10,167	$10,412
03/31/24	$10,404	$10,261	$10,443
04/30/24	$10,365	$10,002	$10,412
05/31/24	$10,436	$10,171	$10,471
06/30/24	$10,495	$10,267	$10,542
07/31/24	$10,612	$10,507	$10,663
08/31/24	$10,705	$10,658	$10,758
09/30/24	$10,791	$10,801	$10,845
10/31/24	$10,730	$10,533	$10,782
11/30/24	$10,762	$10,644	$10,813
12/31/24	$10,787	$10,470	$10,840
01/31/25	$10,830	$10,526	$10,886
02/28/25	$10,902	$10,757	$10,961
03/31/25	$10,953	$10,761	$11,012
04/30/25	$11,039	$10,804	$11,099
05/31/25	$11,016	$10,726	$11,075
06/30/25	$11,084	$10,891	$11,142
07/31/25	$11,077	$10,863	$11,136
08/31/25	$11,170	$10,993	$11,230
09/30/25	$11,201	$11,112	$11,267
10/31/25	$11,237	$11,182	$11,304
11/30/25	$11,287	$11,251	$11,354
12/31/25	$11,323	$11,235	$11,392
01/31/26	$11,346	$11,247	$11,415
02/28/26	$11,405	$11,431	$11,476
03/31/26	$11,357	$11,229	$11,426
04/30/26	$11,379	$11,242	$11,450
05/31/26	$11,391	$11,277	$11,462
06/30/26	$11,400	$11,304	$11,470

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/14/22
Fund NAV Returns	2.86%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.52%
Solactive US 1-3 Year Treasury Bond Index	2.95%	3.94%

Key Fund Statistics

  Total Net Assets$1,023,462
  # of Portfolio Holdings96
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid, Net$513

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.2%
U.S. Treasury Notes, 3.88%, due 5/15/2029	1.4%
U.S. Treasury Notes, 4.63%, due 4/30/2029	1.4%
U.S. Treasury Notes, 3.75%, due 4/30/2028	1.4%
U.S. Treasury Notes, 3.50%, due 9/30/2027	1.4%
U.S. Treasury Notes, 3.50%, due 10/31/2027	1.4%
U.S. Treasury Notes, 3.75%, due 6/30/2027	1.4%
U.S. Treasury Notes, 3.38%, due 11/30/2027	1.4%
U.S. Treasury Notes, 3.38%, due 12/31/2027	1.4%
U.S. Treasury Notes, 3.88%, due 3/31/2028	1.4%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTSYX

WTSYX - 062026

WisdomTree Siegel Global Equity Digital Fund

Ticker: EQTYX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$17	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 22.37% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI ACWI Value Index, which returned 23.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its global equity investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest equity position was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the benchmark (MSCI ACWI Value Index) and hampered performance.

  The Fund’s next two largest equity positions were in the WisdomTree U.S. Total Dividend Fund (DTD) and the iShares Core S&P 500 ETF (IVV). DTD slightly trailed the MSCI ACWI Value Index during the period and produced a modestly negative performance effect, while IVV outperformed the benchmark and delivered a positive performance impact.

  The Fund utilized the WisdomTree Emerging Markets High Dividend Fund (DEM) for emerging markets equity exposure during the period, which outperformed the MSCI ACWI Value Index and produced positive performance effects.

  The Fund also utilized the Vanguard International High Dividend Yield ETF (VYMI) to obtain developed international equity exposure with an income tilt, which outperformed the MSCI ACWI Value Index during the period and delivered positive performance impacts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Siegel Global Equity Digital Fund $15,534	MSCI AC World Index $16,786	MSCI ACWI Value Index $15,912
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,549	$10,498	$10,529
01/31/24	$10,529	$10,559	$10,514
02/29/24	$10,881	$11,012	$10,785
03/31/24	$11,292	$11,358	$11,251
04/30/24	$10,879	$10,983	$10,913
05/31/24	$11,332	$11,429	$11,235
06/30/24	$11,354	$11,684	$11,184
07/31/24	$11,667	$11,872	$11,671
08/31/24	$11,930	$12,174	$11,987
09/30/24	$12,110	$12,457	$12,238
10/31/24	$11,866	$12,177	$11,934
11/30/24	$12,304	$12,632	$12,307
12/31/24	$11,803	$12,333	$11,662
01/31/25	$12,154	$12,747	$12,152
02/28/25	$12,174	$12,671	$12,339
03/31/25	$11,847	$12,170	$12,218
04/30/25	$11,702	$12,284	$12,076
05/31/25	$12,239	$12,990	$12,457
06/30/25	$12,694	$13,573	$12,931
07/31/25	$12,819	$13,757	$13,001
08/31/25	$13,233	$14,097	$13,422
09/30/25	$13,501	$14,607	$13,724
10/31/25	$13,563	$14,934	$13,722
11/30/25	$13,792	$14,933	$13,964
12/31/25	$13,908	$15,088	$14,226
01/31/26	$14,445	$15,536	$14,960
02/28/26	$14,888	$15,735	$15,457
03/31/26	$14,121	$14,605	$14,392
04/30/26	$15,063	$16,091	$15,504
05/31/26	$15,502	$16,921	$15,996
06/30/26	$15,534	$16,786	$15,912

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	22.37%	18.70%
MSCI AC World Index	23.67%	22.33%
MSCI ACWI Value Index	23.05%	19.81%

Key Fund Statistics

  Total Net Assets$1,094,747
  # of Portfolio Holdings11
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid, Net$1,322

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree U.S. Quality Dividend Growth Fund	19.8%
iShares Core S&P 500 ETF	15.1%
WisdomTree U.S. Total Dividend Fund	14.9%
Vanguard International High Dividend Yield ETF	9.8%
WisdomTree Emerging Markets High Dividend Fund	8.1%
Vanguard High Dividend Yield ETF	7.8%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5.0%
WisdomTree Japan Hedged Equity Fund	4.2%
WisdomTree International Quality Dividend Growth Fund	4.1%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Global Equity Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: EQTYX

EQTYX - 062026

WisdomTree Siegel Longevity Digital Fund

Ticker: LNGVX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.33% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the 75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite, which returned 18.07% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its 75% equity and 25% fixed income investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest equity position was in the WisdomTree U.S. Total Dividend Fund (DTD), which trailed the equity portion of the benchmark (MSCI ACWI Value Index) during the period and produced negative performance effects.

  The Fund’s largest fixed income position was the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY), which outperformed the fixed income portion of the benchmark (Bloomberg U.S. Aggregate Bond Index) during the period and delivered positive performance effects.

  One of the equity positions was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the MSCI ACWI Value Index slightly and hampered performance.

  The second-largest fixed income position was in the WisdomTree U.S. High Yield Corporate Bond Fund (QHY), which outperformed the Bloomberg U.S. Aggregate Bond Index and produced positive performance effects. High yield credit outperformed the broader fixed income market during the period as corporate fundamentals for high yield issuers generally remained strong, allowing the income received to sufficiently offset and exceed losses otherwise resulting from rising short-term interest rates. High yield corporate bond issues tend to have shorter maturities than other issues of comparably higher quality, so performance is often most responsive to interest rate changes at the short-tenor end of the curve.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Siegel Longevity Digital Fund $14,369	S&P 500® Index $16,980	75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite $14,610
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,462	$10,454	$10,462
01/31/24	$10,442	$10,630	$10,444
02/29/24	$10,703	$11,198	$10,609
03/31/24	$11,020	$11,558	$10,972
04/30/24	$10,657	$11,086	$10,660
05/31/24	$11,020	$11,636	$10,942
06/30/24	$11,040	$12,053	$10,930
07/31/24	$11,324	$12,200	$11,351
08/31/24	$11,547	$12,496	$11,621
09/30/24	$11,700	$12,763	$11,843
10/31/24	$11,475	$12,647	$11,549
11/30/24	$11,833	$13,389	$11,850
12/31/24	$11,409	$13,070	$11,336
01/31/25	$11,690	$13,434	$11,708
02/28/25	$11,742	$13,259	$11,907
03/31/25	$11,495	$12,512	$11,821
04/30/25	$11,401	$12,427	$11,729
05/31/25	$11,777	$13,209	$11,986
06/30/25	$12,143	$13,881	$12,374
07/31/25	$12,216	$14,192	$12,416
08/31/25	$12,563	$14,480	$12,755
09/30/25	$12,803	$15,008	$13,005
10/31/25	$12,846	$15,360	$13,024
11/30/25	$13,047	$15,397	$13,216
12/31/25	$13,133	$15,407	$13,397
01/31/26	$13,553	$15,630	$13,919
02/28/26	$13,952	$15,512	$14,323
03/31/26	$13,354	$14,739	$13,520
04/30/26	$14,020	$16,286	$14,307
05/31/26	$14,314	$17,143	$14,658
06/30/26	$14,369	$16,980	$14,610

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	18.33%	15.15%
S&P 500® Index	22.33%	22.88%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	18.07%	15.90%

Key Fund Statistics

  Total Net Assets$419,856
  # of Portfolio Holdings14
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid, Net$415

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	13.5%
iShares Core S&P 500 ETF	8.2%
WisdomTree U.S. Quality Dividend Growth Fund	8.0%
WisdomTree U.S. High Yield Corporate Bond Fund	7.8%
Vanguard International High Dividend Yield ETF	7.8%
WisdomTree Emerging Markets High Dividend Fund	7.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.8%
Vanguard High Dividend Yield ETF	5.9%
WisdomTree Managed Futures Strategy Fund	4.9%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Longevity Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: LNGVX

LNGVX - 062026

WisdomTree Siegel Moderate Digital Fund

Ticker: MODRX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.25% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite, which returned 15.13% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its 60% equity and 40% fixed income investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest equity position was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the benchmark (MSCI ACWI Value Index) and hampered performance.

  The Fund’s largest fixed income position was the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY), which outperformed the fixed income portion of the benchmark (Bloomberg U.S. Aggregate Bond Index) during the period and delivered positive performance effects.

  The second-largest equity position was in the WisdomTree U.S. Total Dividend Fund (DTD), which trailed the MSCI ACWI Value Index slightly and hampered performance.

  The second-largest fixed income position was in the WisdomTree Mortgage Plus Bond Fund (MTGP), which outperformed the Bloomberg U.S. Aggregate Bond Index and produced positive performance effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Siegel Moderate Digital Fund $13,771	S&P 500® Index $16,980	60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite $13,871
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,441	$10,454	$10,422
01/31/24	$10,410	$10,630	$10,402
02/29/24	$10,571	$11,198	$10,504
03/31/24	$10,844	$11,558	$10,811
04/30/24	$10,501	$11,086	$10,511
05/31/24	$10,834	$11,636	$10,768
06/30/24	$10,885	$12,053	$10,780
07/31/24	$11,159	$12,200	$11,162
08/31/24	$11,372	$12,496	$11,406
09/30/24	$11,547	$12,763	$11,611
10/31/24	$11,291	$12,647	$11,322
11/30/24	$11,587	$13,389	$11,583
12/31/24	$11,215	$13,070	$11,143
01/31/25	$11,454	$13,434	$11,447
02/28/25	$11,579	$13,259	$11,653
03/31/25	$11,375	$12,512	$11,587
04/30/25	$11,292	$12,427	$11,524
05/31/25	$11,594	$13,209	$11,709
06/30/25	$11,949	$13,881	$12,049
07/31/25	$11,991	$14,192	$12,075
08/31/25	$12,296	$14,480	$12,367
09/30/25	$12,522	$15,008	$12,588
10/31/25	$12,575	$15,360	$12,619
11/30/25	$12,744	$15,397	$12,784
12/31/25	$12,800	$15,407	$12,920
01/31/26	$13,132	$15,630	$13,325
02/28/26	$13,475	$15,512	$13,678
03/31/26	$12,914	$14,739	$13,016
04/30/26	$13,478	$16,286	$13,625
05/31/26	$13,739	$17,143	$13,901
06/30/26	$13,771	$16,980	$13,871

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	15.25%	13.28%
S&P 500® Index	22.33%	22.88%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite	15.13%	13.58%

Key Fund Statistics

  Total Net Assets$480,107
  # of Portfolio Holdings17
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid, Net$442

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	14.5%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	8.3%
Vanguard International High Dividend Yield ETF	6.5%
iShares 10-20 Year Treasury Bond ETF	5.5%
WisdomTree Emerging Markets High Dividend Fund	4.8%
Vanguard High Dividend Yield ETF	4.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.2%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Moderate Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: MODRX

MODRX - 062026

WisdomTree Technology and Innovation 100 Digital Fund

Ticker: TECHX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$12	0.10%

How did the Fund perform last year and what affected its performance?

The Fund returned 34.39% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 22.33% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s methodology results in heavy concentration to industries within the broader Information Technology sector. As a result, it will likely be overweight many of these associated industries relative to its benchmark, which will typically explain the performance differences between the two.

  Information Technology was the best-performing GICS® sector within U.S. markets during the period, which resulted in a strong, positive allocation effect. Stock selection within Information Technology was also overwhelmingly positive, compounding the performance benefit.

  The Fund also had notable exposures to Communication Services and Consumer Discretionary, resulting in overweights versus the benchmark. Communication Services also produced positive performance impacts due to a combination of allocation and selection effects, while Consumer Discretionary’s performance boost was solely due to positive stock selection.

  A deep underweight to Financials was also additive during the period as Financials was the worst-performing sector within the benchmark, resulting in a positive allocation effect.

  Among sectors, Industrials was the most notable detractor, albeit a modest one, due to a combination of poor allocation and stock selection effects. Minimal Industrials exposure in the Fund resulted in a deep underweight versus the benchmark, which challenged performance as Industrials became the third-best performing sector within the benchmark.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Technology and Innovation 100 Digital Fund $29,372	S&P 500® Index $20,032	WisdomTree Technology and Innovation 100 Index $29,455
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,620	$10,380	$10,624
02/28/23	$10,560	$10,127	$10,556
03/31/23	$11,590	$10,499	$11,593
04/30/23	$11,520	$10,662	$11,520
05/31/23	$12,560	$10,709	$12,568
06/30/23	$13,370	$11,416	$13,377
07/31/23	$14,030	$11,783	$14,031
08/31/23	$13,940	$11,596	$13,943
09/30/23	$13,190	$11,043	$13,199
10/31/23	$12,840	$10,810	$12,841
11/30/23	$14,300	$11,798	$14,287
12/31/23	$15,089	$12,334	$15,076
01/31/24	$15,582	$12,541	$15,569
02/29/24	$16,672	$13,211	$16,666
03/31/24	$17,039	$13,636	$17,036
04/30/24	$16,221	$13,079	$16,214
05/31/24	$17,270	$13,727	$17,268
06/30/24	$18,612	$14,220	$18,616
07/31/24	$18,340	$14,393	$18,342
08/31/24	$18,549	$14,742	$18,556
09/30/24	$19,199	$15,057	$19,206
10/31/24	$19,189	$14,920	$19,196
11/30/24	$20,206	$15,796	$20,215
12/31/24	$20,504	$15,420	$20,518
01/31/25	$20,969	$15,849	$20,993
02/28/25	$19,997	$15,642	$20,015
03/31/25	$18,317	$14,761	$18,338
04/30/25	$18,529	$14,661	$18,545
05/31/25	$20,324	$15,584	$20,348
06/30/25	$21,856	$16,376	$21,887
07/31/25	$22,670	$16,744	$22,708
08/31/25	$22,923	$17,083	$22,959
09/30/25	$24,476	$17,706	$24,522
10/31/25	$25,754	$18,121	$25,798
11/30/25	$25,184	$18,165	$25,232
12/31/25	$24,958	$18,177	$25,005
01/31/26	$24,969	$18,440	$25,018
02/28/26	$23,893	$18,300	$23,946
03/31/26	$22,795	$17,389	$22,840
04/30/26	$26,666	$19,213	$26,740
05/31/26	$29,960	$20,225	$30,040
06/30/26	$29,372	$20,032	$29,455

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	34.39%	36.70%
S&P 500® Index	22.33%	22.31%
WisdomTree Technology and Innovation 100 Index	34.58%	36.78%

Key Fund Statistics

  Total Net Assets$6,093,914
  # of Portfolio Holdings101
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid, Net$5,137

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	7.4%
Apple, Inc.	7.3%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
Micron Technology, Inc.	4.3%
Tesla, Inc.	3.4%
Meta Platforms, Inc., Class A	3.1%
Advanced Micro Devices, Inc.	3.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	67.5%
Communication Services	13.4%
Consumer Discretionary	11.0%
Health Care	6.4%
Industrials	0.8%
Financials	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Technology and Innovation 100 Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: TECHX

TECHX - 062026

WisdomTree TIPS Digital Fund

Ticker: TIPSX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.22% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the Solactive U.S. Treasury Inflation-Linked Bond Index, which returned 3.41% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposures to Treasury Inflation-Protected Securities (TIPS) within the 3- to 5-year maturity range of the yield curve produced a positive performance contribution due to security selection, which offset a negative performance influence stemming from allocation effects. The same effects were observed within the 10+ year maturity range and within the 0- to 1-year maturity range.

  The 1- to 3-year maturity range also benefited performance due to positive allocation effects, which offset and exceeded a negative impact from security selection.

  The 5- to 7-year maturity range weighed negatively on performance due to negative allocation effects outweighing positive influences from security selection.

  The worst performance contribution came from the 7- to 10-year maturity range, which exhibited a deeply negative allocation effect compounded by negative security selection.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree TIPS Digital Fund $11,116	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US Treasury Inflation-Linked Bond Index $11,254
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,990	$9,948	$9,978
02/28/23	$9,880	$9,691	$9,853
03/31/23	$10,134	$9,937	$10,142
04/30/23	$10,134	$9,997	$10,144
05/31/23	$10,023	$9,888	$10,029
06/30/23	$10,008	$9,853	$9,989
07/31/23	$10,018	$9,846	$9,991
08/31/23	$9,915	$9,783	$9,920
09/30/23	$9,729	$9,534	$9,741
10/31/23	$9,646	$9,384	$9,692
11/30/23	$9,916	$9,809	$9,932
12/31/23	$10,154	$10,184	$10,175
01/31/24	$10,186	$10,156	$10,215
02/29/24	$10,081	$10,013	$10,109
03/31/24	$10,154	$10,105	$10,181
04/30/24	$9,985	$9,850	$10,026
05/31/24	$10,154	$10,017	$10,165
06/30/24	$10,230	$10,112	$10,277
07/31/24	$10,424	$10,348	$10,461
08/31/24	$10,500	$10,497	$10,544
09/30/24	$10,655	$10,637	$10,699
10/31/24	$10,460	$10,374	$10,510
11/30/24	$10,514	$10,483	$10,560
12/31/24	$10,329	$10,312	$10,392
01/31/25	$10,460	$10,366	$10,525
02/28/25	$10,679	$10,595	$10,759
03/31/25	$10,736	$10,599	$10,834
04/30/25	$10,736	$10,640	$10,842
05/31/25	$10,681	$10,564	$10,779
06/30/25	$10,769	$10,726	$10,883
07/31/25	$10,781	$10,698	$10,893
08/31/25	$10,926	$10,826	$11,064
09/30/25	$10,985	$10,944	$11,109
10/31/25	$11,019	$11,013	$11,146
11/30/25	$11,042	$11,081	$11,167
12/31/25	$10,977	$11,065	$11,109
01/31/26	$11,035	$11,076	$11,159
02/28/26	$11,172	$11,258	$11,302
03/31/26	$11,023	$11,059	$11,158
04/30/26	$11,148	$11,072	$11,281
05/31/26	$11,159	$11,106	$11,302
06/30/26	$11,116	$11,133	$11,254

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	3.22%	3.12%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US Treasury Inflation-Linked Bond Index	3.41%	3.48%

Key Fund Statistics

  Total Net Assets$952,654
  # of Portfolio Holdings48
  Portfolio Turnover Rate98%
  Investment Advisory Fees Paid, Net$487

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 7/15/2035	4.1%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 1/15/2035	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 7/15/2034	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 1/15/2034	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 10/15/2030	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 4/15/2030	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 7/15/2033	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/2029	3.3%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree TIPS Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: TIPSX

TIPSX - 062026

WisdomTree Treasury Money Market Digital Fund

Ticker: WTGXX

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Treasury Money Market Digital Fund (the "Fund") (formerly, WisdomTree Government Money Market Digital Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Treasury Money Market Digital Fund	$25	0.25%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.75% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the ICE U.S. 1-Month Treasury Bill Index, which returned 3.90% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund achieved comparable performance to 1-Month U.S. Treasury Bills during the period, which closely approximate the returns provided by investing in short-term, liquid, cash-like instruments.

  The yield on the U.S. 1-Month Treasury Bill consistently fell and eventually remained rangebound during the period, coinciding with continued cuts to the Federal Funds Rate. The Fed eventually paused their monetary policy easing efforts, which caused the U.S. 1-Month Treasury Bill’s yield to settle within the 3.60-3.70% range.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the ICE U.S. 1-Month Treasury Bill Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtreeconnect.com (for institutional investors) or www.wisdomtreeprime.com (for retail investors).

Growth of $10,000 Investment

Cumulative Performance November 7, 2023 (inception) through June 30, 2026

Table Summary
	WisdomTree Treasury Money Market Digital Fund $11,215	ICE U.S. 1-Month Treasury Bill Index $11,258
11/07/23	$10,000	$10,000
11/30/23	$10,034	$10,034
12/31/23	$10,078	$10,081
01/31/24	$10,122	$10,126
02/29/24	$10,163	$10,167
03/31/24	$10,207	$10,214
04/30/24	$10,250	$10,257
05/31/24	$10,294	$10,307
06/30/24	$10,338	$10,349
07/31/24	$10,383	$10,396
08/31/24	$10,428	$10,446
09/30/24	$10,470	$10,488
10/31/24	$10,510	$10,529
11/30/24	$10,548	$10,571
12/31/24	$10,594	$10,610
01/31/25	$10,630	$10,649
02/28/25	$10,663	$10,684
03/31/25	$10,700	$10,721
04/30/25	$10,736	$10,759
05/31/25	$10,773	$10,799
06/30/25	$10,809	$10,836
07/31/25	$10,847	$10,873
08/31/25	$10,885	$10,915
09/30/25	$10,921	$10,951
10/31/25	$10,957	$10,991
11/30/25	$10,990	$11,024
12/31/25	$11,026	$11,061
01/31/26	$11,058	$11,094
02/28/26	$11,087	$11,126
03/31/26	$11,120	$11,158
04/30/26	$11,151	$11,191
05/31/26	$11,183	$11,226
06/30/26	$11,215	$11,258

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 11/7/23
Fund NAV Returns	3.75%	4.43%
ICE U.S. 1-Month Treasury Bill Index	3.90%	4.58%

Key Fund Statistics

  Total Net Assets$717,453,662
  # of Portfolio Holdings8
  Investment Advisory Fees Paid, Net$1,836,829

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.74%, due 8/25/2026	36.5%
U.S. Treasury Bills, 3.78%, due 9/24/2026	20.7%
U.S. Treasury Floating Rate Note, 3.96%, due 7/31/2026	16.8%
Deutsche Bank, tri-party repurchase agreement, 3.64%, due 7/1/2026	15.8%
U.S. Treasury Bills, 3.70%, due 9/3/2026	6.9%
Royal Bank of Canada, tri-party repurchase agreement, 3.53%, due 7/1/2026	3.5%
BNY Dreyfus Stablecoin Reserves Fund	0.0%Footnote Reference*
BlackRock Select Treasury Based Liquidity Fund	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	80.9%
Repurchase Agreement	19.3%
Mutual Funds	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Changes

On November 1, 2025, the Fund changed its name from the WisdomTree Government Money Market Digital Fund to the WisdomTree Treasury Money Market Digital Fund and revised its principal investment strategy. As of that date, the Fund invests, under normal circumstances, exclusively in U.S. dollar cash, short-term U.S. Treasury securities, overnight repurchase agreements fully collateralized by U.S. Treasury securities, and registered government money market funds. The Fund also revised its 80% investment policy to focus on U.S. Treasury-related investments.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Treasury Money Market Digital Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTGXX

WTGXX - 062026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	The Code is attached hereto as exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated Nicholas Fusco as the audit committee financial expert. Mr. Fusco is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $326,852 for the fiscal year ended June 30, 2026 and $371,113 in PY N-CSR for the fiscal year ended June 30, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $6,272 for the fiscal year ended June 30, 2026 and $0 for the fiscal year ended June 30, 2025. The fees described in this paragraph relate to security-count procedures performed pursuant to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $122,252 for the fiscal year ended June 30, 2026 and $114,569 for the fiscal year ended June 30, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2026 and $0 for the fiscal year ended June 30, 2025.

(e)	(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter provides that the Audit Committee shall have the following duties and powers: (a) to select and approve in advance, the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements; (b) to approve, prior to appointment, the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant; (c) to review and approve the fees proposed to be charged to the Registrant by the principal accountant for each audit and non-audit service; and (d) to consider whether the non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Registrant, which services were not pre-approved by the Audit Committee, are compatible with maintaining the principal accountant’s independence.

(e)	(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $990,252 for the fiscal year ended June 30, 2026 and $114,569 for the fiscal year ended June 30, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e. June 30, 2026) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights are attached herewith.

WisdomTree Digital Trust

Annual Financial Statements and Other Information

June 30, 2026

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Alternative Digital Funds:

WisdomTree Equity Premium Income Digital Fund (WTPIX)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

Money Market Digital Fund:

WisdomTree Treasury Money Market Digital Fund (WTGXX)

(formerly, WisdomTree Government Money Market Digital Fund)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Short-Duration Income Digital Fund (WTSIX) June 30, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
WisdomTree Emerging Markets Local Debt Fund(a)	2,240	$64,288
WisdomTree Floating Rate Treasury Fund(a)	3,847	193,696
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	8,600	193,558
WisdomTree Mortgage Plus Bond Fund(a)	5,849	258,318
WisdomTree U.S. Short Term Corporate Bond Fund(a)	5,325	257,336
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,793	321,464
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,274,138)		1,288,660
Other Assets less Liabilities – 0.1%		1,409
NET ASSETS – 100.0%		$1,290,069

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income
WisdomTree Emerging Markets Local Debt Fund	$—	$64,571	$—	$—	$(283)	$64,288	$650
WisdomTree Floating Rate Treasury Fund	152,490	45,204	4,122	(9)	133	193,696	6,519
WisdomTree Interest Rate Hedged High Yield Bond Fund	157,809	46,163	11,268	(46)	900	193,558	10,143
WisdomTree Mortgage Plus Bond Fund	206,062	59,067	5,246	(60)	(1,505)	258,318	9,831
WisdomTree U.S. Short Term Corporate Bond Fund	207,071	58,281	5,624	(30)	(2,362)	257,336	10,096
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	308,666	85,791	68,873	(545)	(3,575)	321,464	14,118
Total	$1,032,098	$359,077	$95,133	$(690)	$(6,692)	$1,288,660	$51,357

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the input used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,288,660	$—	$—	$1,288,660
Total Investments in Securities	$1,288,660	$—	$—	$1,288,660

See Notes to Financial Statements.

WisdomTree Digital Trust    1

Schedule of Investments WisdomTree Siegel Global Equity Digital Fund (EQTYX) June 30, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
iShares Core S&P 500 ETF	221	$165,505
JPMorgan BetaBuilders Europe ETF	567	44,096
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,164	78,640
Vanguard High Dividend Yield ETF	540	85,336
Vanguard International High Dividend Yield ETF	1,087	106,743
WisdomTree Emerging Markets High Dividend Fund(a)	1,642	88,323
WisdomTree International Quality Dividend Growth Fund(a)	1,030	44,372
WisdomTree Japan Hedged Equity Fund(a)	267	46,330
WisdomTree U.S. Quality Dividend Growth Fund(a)	2,267	216,771
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	930	55,199
WisdomTree U.S. Total Dividend Fund(a)	1,747	162,902
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $860,788)		1,094,217
Other Assets less Liabilities – 0.0%		530
NET ASSETS – 100.0%		$1,094,747

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$56,295	$24,823	$5,389	$(28)	$12,622	$88,323	$3,325
WisdomTree International Quality Dividend Growth Fund	29,056	13,669	1,434	(40)	3,121	44,372	968
WisdomTree Japan Hedged Equity Fund	27,082	14,347	10,245	615	14,531	46,330	439
WisdomTree U.S. Quality Dividend Growth Fund	164,549	65,757	38,487	1,736	23,216	216,771	2,480
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	19,644	29,965	4,144	(41)	9,775	55,199	897
WisdomTree U.S. Total Dividend Fund	101,388	46,490	5,667	(21)	20,712	162,902	2,637
Total	$398,014	$195,051	$65,366	$2,221	$83,977	$613,897	$10,746

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,094,217	$—	$—	$1,094,217
Total Investments in Securities	$1,094,217	$—	$—	$1,094,217

See Notes to Financial Statements.

2    WisdomTree Digital Trust

Schedule of Investments WisdomTree Siegel Longevity Digital Fund (LNGVX) June 30, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares Core S&P 500 ETF	46	$34,449
JPMorgan BetaBuilders Europe ETF	215	16,721
State Street SPDR Portfolio S&P 400 Mid Cap ETF	420	28,375
Vanguard High Dividend Yield ETF	157	24,811
Vanguard International High Dividend Yield ETF	333	32,701
WisdomTree Emerging Markets High Dividend Fund(a)	550	29,584
WisdomTree International Quality Dividend Growth Fund(a)	392	16,887
WisdomTree Japan Hedged Equity Fund(a)	76	13,188
WisdomTree Managed Futures Strategy Fund(a)	506	20,670
WisdomTree U.S. High Yield Corporate Bond Fund(a)	717	32,846
Investments	Shares	Value
WisdomTree U.S. Quality Dividend Growth Fund(a)	351	$33,563
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	289	17,153
WisdomTree U.S. Total Dividend Fund(a)	609	56,787
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	1,423	61,872
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $361,280)		419,607
Other Assets less Liabilities – 0.1%		249
NET ASSETS – 100.0%		$419,856

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$14,583	$13,283	$1,910	$(4)	$3,632	$29,584	$939
WisdomTree International Quality Dividend Growth Fund	8,602	7,913	579	(1)	952	16,887	332
WisdomTree Japan Hedged Equity Fund	5,942	6,943	3,174	72	3,405	13,188	114
WisdomTree Managed Futures Strategy Fund	9,992	9,807	1,016	4	1,883	20,670	346
WisdomTree U.S. High Yield Corporate Bond Fund	7,929	25,278	322	(3)	(36)	32,846	895
WisdomTree U.S. Quality Dividend Growth Fund	22,359	16,307	8,398	721	2,574	33,563	327
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,772	9,892	1,185	(17)	2,691	17,153	243
WisdomTree U.S. Total Dividend Fund	27,037	25,817	1,987	(3)	5,923	56,787	763
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	29,188	34,547	1,446	(21)	(396)	61,872	1,803
Total	$131,404	$149,787	$20,017	$748	$20,628	$282,550	$5,762

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$419,607	$—	$—	$419,607
Total Investments in Securities	$419,607	$—	$—	$419,607

See Notes to Financial Statements.

WisdomTree Digital Trust    3

Schedule of Investments WisdomTree Siegel Moderate Digital Fund (MODRX) June 30, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares 10-20 Year Treasury Bond ETF	265	$26,593
iShares Core S&P 500 ETF	53	39,691
JPMorgan BetaBuilders Europe ETF	185	14,387
State Street SPDR Portfolio S&P 400 Mid Cap ETF	296	19,998
Vanguard High Dividend Yield ETF	144	22,756
Vanguard International High Dividend Yield ETF	316	31,031
WisdomTree Emerging Markets High Dividend Fund(a)	433	23,291
WisdomTree Emerging Markets Local Debt Fund(a)	328	9,414
WisdomTree Floating Rate Treasury Fund(a)	131	6,596
WisdomTree International Quality Dividend Growth Fund(a)	337	14,518
WisdomTree Japan Hedged Equity Fund(a)	70	12,146
Investments	Shares	Value
WisdomTree Mortgage Plus Bond Fund(a)	985	$43,502
WisdomTree U.S. High Yield Corporate Bond Fund(a)	257	11,773
WisdomTree U.S. Quality Dividend Growth Fund(a)	730	69,803
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	232	13,770
WisdomTree U.S. Total Dividend Fund(a)	466	43,453
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	1,774	77,134
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $430,442)		479,856
Other Assets less Liabilities – 0.1%		251
NET ASSETS – 100.0%		$480,107

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$10,236	$12,198	$1,820	$0	$2,677	$23,291	$698
WisdomTree Emerging Markets Local Debt Fund	4,138	5,286	204	4	190	9,414	231
WisdomTree Floating Rate Treasury Fund	2,767	3,876	50	(0)	3	6,596	154
WisdomTree International Quality Dividend Growth Fund	6,620	7,605	537	13	817	14,518	282
WisdomTree Japan Hedged Equity Fund	4,914	7,031	2,795	74	2,922	12,146	103
WisdomTree Mortgage Plus Bond Fund	18,475	25,860	575	(11)	(247)	43,502	1,132
WisdomTree U.S. High Yield Corporate Bond Fund	5,071	6,868	93	(0)	(73)	11,773	450
WisdomTree U.S. Quality Dividend Growth Fund	34,333	38,189	8,635	316	5,600	69,803	597
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	3,584	9,373	1,132	(25)	1,970	13,770	177
WisdomTree U.S. Total Dividend Fund	18,449	22,286	1,577	(5)	4,300	43,453	540
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	32,461	46,276	1,181	(23)	(399)	77,134	2,088
Total	$141,048	$184,848	$18,599	$343	$17,760	$325,400	$6,452

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$479,856	$—	$—	$479,856
Total Investments in Securities	$479,856	$—	$—	$479,856

See Notes to Financial Statements.

4    WisdomTree Digital Trust

Schedule of Investments WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	5	$8,487
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	27	7,588
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	465	8,077
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	29	5,847
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	8	4,496
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	73	4,840
United States – 99.6%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc.*	20	11,212
Boeing Co.*	161	34,852
BWX Technologies, Inc.	15	2,920
Carpenter Technology Corp.	10	6,168
Curtiss-Wright Corp.	7	5,304
FTAI Aviation Ltd.	18	4,870
General Dynamics Corp.	70	24,797
General Electric Co.	302	112,867
HEICO Corp.	35	12,467
Honeywell Aerospace, Inc.*	85	18,792
Howmet Aerospace, Inc.	113	30,381
L3Harris Technologies, Inc.	46	13,367
Lockheed Martin Corp.	64	32,605
Northrop Grumman Corp.	39	19,863
Rocket Lab Corp.*	81	8,234
RTX Corp.	373	70,769
TransDigm Group, Inc.	14	18,649
Woodward, Inc.	10	4,254
Total Aerospace & Defense		432,371
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	22	4,144
Expeditors International of Washington, Inc.	38	6,193
FedEx Corp.	65	20,353
United Parcel Service, Inc., Class B	213	22,898
Total Air Freight & Logistics		53,588
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	41	$2,517
Versigent PLC*	13	546
Total Automobile Components		3,063
Automobiles – 2.1%
Ford Motor Co.	1,011	14,053
General Motors Co.	340	26,207
Rivian Automotive, Inc., Class A*	216	3,748
Tesla, Inc.*	802	337,321
Total Automobiles		381,329
Banks – 3.4%
Bank of America Corp.	2,079	118,462
Citigroup, Inc.	465	65,081
Citizens Financial Group, Inc.	105	7,357
Fifth Third Bancorp	165	9,301
First Citizens BancShares, Inc., Class A	4	8,323
Huntington Bancshares, Inc.	335	5,940
JPMorgan Chase & Co.	746	244,188
KeyCorp	223	5,140
M&T Bank Corp.	38	9,044
PNC Financial Services Group, Inc.	101	24,868
Regions Financial Corp.	201	6,070
Truist Financial Corp.	348	17,337
U.S. Bancorp	391	23,617
Wells Fargo & Co.	926	76,525
Total Banks		621,253
Beverages – 1.0%
Coca-Cola Co.	1,148	93,298
Constellation Brands, Inc., Class A	43	5,981
Keurig Dr. Pepper, Inc.	341	11,161
Monster Beverage Corp.*	279	26,817
PepsiCo, Inc.	373	50,504
Total Beverages		187,761
Biotechnology – 1.6%
AbbVie, Inc.	455	114,496
Alnylam Pharmaceuticals, Inc.*	32	9,633
Amgen, Inc.	141	51,059
Biogen, Inc.*	34	7,346
Gilead Sciences, Inc.	336	42,450
Incyte Corp.*	39	4,421
Insmed, Inc.*	39	4,158
Natera, Inc.*	10	2,715
Regeneron Pharmaceuticals, Inc.	30	18,706
United Therapeutics Corp.*	4	2,167
Vertex Pharmaceuticals, Inc.*	65	32,288
Total Biotechnology		289,439

See Notes to Financial Statements.

WisdomTree Digital Trust    5

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
Broadline Retail – 3.8%
Amazon.com, Inc.*	2,815	$670,927
eBay, Inc.	128	14,304
Total Broadline Retail		685,231
Building Products – 0.2%
Carrier Global Corp.	211	15,477
Johnson Controls International PLC	67	9,789
Lennox International, Inc.	9	5,156
Trane Technologies PLC	23	11,297
Total Building Products		41,719
Capital Markets – 2.9%
Ameriprise Financial, Inc.	29	13,304
Ares Management Corp., Class A	48	5,343
Bank of New York Mellon Corp.	190	27,476
Blackrock, Inc.	38	36,539
Blackstone, Inc.	299	35,183
Carlyle Group, Inc.	80	3,369
Cboe Global Markets, Inc.	9	2,184
Charles Schwab Corp.	444	40,968
CME Group, Inc.	97	21,421
Coinbase Global, Inc., Class A*	60	8,771
Goldman Sachs Group, Inc.	80	80,910
Interactive Brokers Group, Inc., Class A	37	3,220
Intercontinental Exchange, Inc.	145	17,851
KKR & Co., Inc.	231	21,201
LPL Financial Holdings, Inc.	20	5,634
Moody’s Corp.	47	21,287
Morgan Stanley	408	85,288
MSCI, Inc.	21	11,761
Nasdaq, Inc.	150	11,823
Northern Trust Corp.	49	8,518
Raymond James Financial, Inc.	53	8,058
Robinhood Markets, Inc., Class A*	69	6,919
S&P Global, Inc.	81	32,988
State Street Corp.	76	12,890
T Rowe Price Group, Inc.	64	7,276
Total Capital Markets		530,182
Chemicals – 0.7%
Air Products & Chemicals, Inc.	56	16,418
Corteva, Inc.	173	14,651
Dow, Inc.	172	4,706
DuPont de Nemours, Inc.	40	5,426
Ecolab, Inc.	77	21,453
International Flavors & Fragrances, Inc.	57	4,516
Linde PLC	52	26,985
LyondellBasell Industries NV, Class A	37	1,948
PPG Industries, Inc.	60	7,277
Sherwin-Williams Co.	69	23,758
Total Chemicals		127,138
Investments	Shares	Value
Commercial Services & Supplies – 0.5%
Cintas Corp.	119	$20,239
Copart, Inc.*	274	7,724
Republic Services, Inc.	82	17,473
Rollins, Inc.	138	5,760
Veralto Corp.	65	5,764
Waste Connections, Inc.	26	4,334
Waste Management, Inc.	108	24,071
Total Commercial Services & Supplies		85,365
Communications Equipment – 1.3%
Arista Networks, Inc.*	338	57,419
Ciena Corp.*	28	13,736
Cisco Systems, Inc.	1,077	126,504
Lumentum Holdings, Inc.*	13	11,155
Motorola Solutions, Inc.	44	18,273
Ubiquiti, Inc.	7	3,738
Total Communications Equipment		230,825
Construction & Engineering – 0.3%
API Group Corp.*	81	3,430
Comfort Systems USA, Inc.	4	7,928
EMCOR Group, Inc.	4	3,319
MasTec, Inc.*	16	6,657
Quanta Services, Inc.	38	27,362
Total Construction & Engineering		48,696
Construction Materials – 0.2%
Amrize Ltd.*	99	5,277
CRH PLC	70	7,490
Martin Marietta Materials, Inc.	16	9,227
Vulcan Materials Co.	37	10,915
Total Construction Materials		32,909
Consumer Finance – 0.6%
American Express Co.	189	63,929
Capital One Financial Corp.	159	31,899
SoFi Technologies, Inc.*	107	1,918
Synchrony Financial	101	7,681
Total Consumer Finance		105,427
Consumer Staples Distribution & Retail – 2.3%
Casey’s General Stores, Inc.	7	5,563
Costco Wholesale Corp.	120	112,256
Dollar General Corp.	44	5,065
Dollar Tree, Inc.*	33	3,991
Kroger Co.	201	11,162
Sysco Corp.	132	11,033
Target Corp.	113	14,759
U.S. Foods Holding Corp.*	24	2,454
Walmart, Inc.	2,142	242,603
Total Consumer Staples Distribution & Retail		408,886

See Notes to Financial Statements.

6    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
Containers & Packaging – 0.1%
Amcor PLC	92	$3,988
International Paper Co.	76	2,896
Packaging Corp. of America	23	5,481
Smurfit Westrock PLC	36	1,665
Total Containers & Packaging		14,030
Distributors – 0.0%
Genuine Parts Co.	34	4,011
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	1,928	39,909
Comcast Corp., Class A	1,124	27,594
Verizon Communications, Inc.	1,099	46,532
Total Diversified Telecommunication Services		114,035
Electric Utilities – 1.3%
Alliant Energy Corp.	67	5,111
American Electric Power Co., Inc.	145	19,838
Constellation Energy Corp.	91	22,602
Duke Energy Corp.	216	27,341
Edison International	99	7,371
Entergy Corp.	104	11,945
Evergy, Inc.	47	4,062
Eversource Energy	87	6,288
Exelon Corp.	273	12,727
FirstEnergy Corp.	146	6,941
NextEra Energy, Inc.	552	48,449
NRG Energy, Inc.	24	3,505
PG&E Corp.	545	9,167
PPL Corp.	191	6,943
Southern Co.	304	29,096
Xcel Energy, Inc.	150	12,045
Total Electric Utilities		233,431
Electrical Equipment – 1.1%
AMETEK, Inc.	59	14,275
Bloom Energy Corp., Class A*	40	12,108
Eaton Corp. PLC	40	17,045
Emerson Electric Co.	141	20,184
GE Vernova, Inc.	71	83,415
Hubbell, Inc.	14	7,325
nVent Electric PLC	26	4,410
Rockwell Automation, Inc.	29	14,357
Vertiv Holdings Co., Class A	99	33,147
Total Electrical Equipment		206,266
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	319	56,246
CDW Corp.	34	4,782
Coherent Corp.*	27	10,651
Corning, Inc.	220	56,194
Investments	Shares	Value
Flex Ltd.*	81	$13,128
Jabil, Inc.	23	8,866
Keysight Technologies, Inc.*	44	15,403
Teledyne Technologies, Inc.*	12	8,003
Total Electronic Equipment, Instruments & Components		173,273
Energy Equipment & Services – 0.2%
Baker Hughes Co.	268	14,874
Halliburton Co.	198	6,722
SLB Ltd.	156	7,253
Total Energy Equipment & Services		28,849
Entertainment – 1.0%
Liberty Media Corp.-Liberty Formula One, Class C*	63	5,994
Live Nation Entertainment, Inc.*	62	11,353
Netflix, Inc.*	1,340	95,676
ROBLOX Corp., Class A*	154	8,374
Take-Two Interactive Software, Inc.*	44	10,999
TKO Group Holdings, Inc.	19	3,825
Walt Disney Co.	491	47,259
Total Entertainment		183,480
Financial Services – 3.8%
Affirm Holdings, Inc.*	26	2,120
Apollo Global Management, Inc.	208	24,608
Berkshire Hathaway, Inc., Class B*	589	294,730
Block, Inc.*	158	12,008
Corpay, Inc.*	15	4,999
Fidelity National Information Services, Inc.	151	5,871
Fiserv, Inc.*	150	7,358
Global Payments, Inc.	65	4,716
Mastercard, Inc., Class A	256	131,482
PayPal Holdings, Inc.	265	11,443
Rocket Cos., Inc., Class A*	188	2,961
Toast, Inc., Class A*	49	1,363
Visa, Inc., Class A	543	186,298
Total Financial Services		689,957
Food Products – 0.4%
Archer-Daniels-Midland Co.	133	10,161
Bunge Global SA	37	3,949
General Mills, Inc.	146	5,081
Hershey Co.	45	7,895
Kraft Heinz Co.	386	9,117
McCormick & Co., Inc., Non-Voting Shares	65	3,277
Mondelez International, Inc., Class A	366	21,170
Tyson Foods, Inc., Class A	79	4,523
Total Food Products		65,173
Gas Utilities – 0.0%
Atmos Energy Corp.	35	6,029

See Notes to Financial Statements.

WisdomTree Digital Trust    7

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
Ground Transportation – 0.7%
CSX Corp.	472	$22,434
Fedex Freight Holding Co., Inc.*	32	4,832
JB Hunt Transport Services, Inc.	25	7,236
Old Dominion Freight Line, Inc.	54	11,696
Uber Technologies, Inc.*	512	36,946
Union Pacific Corp.	153	41,616
XPO, Inc.*	12	2,464
Total Ground Transportation		127,224
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	461	41,831
Becton Dickinson & Co.	70	10,593
Boston Scientific Corp.*	400	17,072
Dexcom, Inc.*	96	6,466
Edwards Lifesciences Corp.*	160	14,474
GE HealthCare Technologies, Inc.	106	6,785
IDEXX Laboratories, Inc.*	20	10,529
Insulet Corp.*	17	2,588
Intuitive Surgical, Inc.*	93	36,984
Medtronic PLC	130	10,170
ResMed, Inc.	38	7,405
STERIS PLC	7	1,474
Stryker Corp.	103	32,428
Zimmer Biomet Holdings, Inc.	53	4,563
Total Health Care Equipment & Supplies		203,362
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	71	16,867
Cencora, Inc.	55	15,564
Centene Corp.*	131	8,409
Cigna Group	82	22,606
CVS Health Corp.	336	34,759
Elevance Health, Inc.	61	23,590
HCA Healthcare, Inc.	71	27,682
Humana, Inc.	28	11,122
Labcorp Holdings, Inc.	21	5,880
McKesson Corp.	38	28,713
Quest Diagnostics, Inc.	29	6,147
Tenet Healthcare Corp.*	15	2,806
UnitedHealth Group, Inc.	237	98,504
Total Health Care Providers & Services		302,649
Health Care REITs – 0.2%
Ventas, Inc.	107	9,502
Welltower, Inc.	149	33,818
Total Health Care REITs		43,320
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	41	7,276
Hotels, Restaurants & Leisure – 1.6%
Airbnb, Inc., Class A*	148	21,179
Booking Holdings, Inc.	235	41,886
Investments	Shares	Value
Carnival Corp. Ltd.	121	$3,457
Chipotle Mexican Grill, Inc.*	368	12,512
Darden Restaurants, Inc.	27	5,562
DoorDash, Inc., Class A*	95	17,530
DraftKings, Inc., Class A*	128	3,233
Expedia Group, Inc.	33	8,444
Flutter Entertainment PLC*	19	1,941
Hilton Worldwide Holdings, Inc.	73	24,124
Las Vegas Sands Corp.	206	9,515
Marriott International, Inc., Class A	81	30,018
McDonald’s Corp.	184	49,737
Royal Caribbean Cruises Ltd.	26	8,256
Starbucks Corp.	314	32,088
Yum! Brands, Inc.	74	11,830
Total Hotels, Restaurants & Leisure		281,312
Household Durables – 0.2%
DR Horton, Inc.	81	13,193
Garmin Ltd.	18	4,276
Lennar Corp., Class A	81	7,330
NVR, Inc.*	1	6,813
PulteGroup, Inc.	54	7,409
Somnigroup International, Inc.	36	2,823
Total Household Durables		41,844
Household Products – 0.7%
Church & Dwight Co., Inc.	59	5,716
Colgate-Palmolive Co.	239	21,911
Kimberly-Clark Corp.	93	10,209
Procter & Gamble Co.	647	94,876
Total Household Products		132,712
Independent Power & Renewable Electricity Producers – 0.1%
Talen Energy Corp.*	9	3,458
Vistra Corp.	99	15,705
Total Independent Power & Renewable Electricity Producers		19,163
Industrial Conglomerates – 0.2%
3M Co.	143	23,153
Honeywell International, Inc.	85	19,032
Total Industrial Conglomerates		42,185
Industrial REITs – 0.2%
Prologis, Inc.	233	31,565
Insurance – 1.4%
Aflac, Inc.	158	18,526
Allstate Corp.	75	17,846
American International Group, Inc.	182	13,564
Aon PLC, Class A	23	7,629
Arch Capital Group Ltd.*	37	3,591
Arthur J Gallagher & Co.	59	13,545
Brown & Brown, Inc.	76	4,875
Chubb Ltd.	45	15,333
See Notes to Financial Statements.

8    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
Cincinnati Financial Corp.	43	$7,961
F&G Annuities & Life, Inc.	4	106
Fidelity National Financial, Inc.	78	3,679
Hartford Insurance Group, Inc.	87	11,529
Loews Corp.	60	6,793
Markel Group, Inc.*	4	7,812
Marsh & McLennan Cos., Inc.	141	23,501
MetLife, Inc.	193	16,330
Principal Financial Group, Inc.	67	7,221
Progressive Corp.	169	36,918
Prudential Financial, Inc.	94	10,145
Travelers Cos., Inc.	65	21,458
Willis Towers Watson PLC	8	2,091
WR Berkley Corp.	106	7,476
Total Insurance		257,929
Interactive Media & Services – 8.7%
Alphabet, Inc., Class A	3,311	1,183,252
Meta Platforms, Inc., Class A	677	381,347
Pinterest, Inc., Class A*	212	4,459
Reddit, Inc., Class A*	28	4,860
Total Interactive Media & Services		1,573,918
IT Services – 0.9%
Accenture PLC, Class A	59	7,342
Cloudflare, Inc., Class A*	84	20,604
Cognizant Technology Solutions Corp., Class A	126	4,880
CoreWeave, Inc., Class A*	59	5,873
Gartner, Inc.*	20	2,592
GoDaddy, Inc., Class A*	36	3,056
International Business Machines Corp.	240	67,490
MongoDB, Inc.*	19	6,382
Snowflake, Inc.*	100	25,450
Twilio, Inc., Class A*	50	10,316
VeriSign, Inc.	26	6,541
Total IT Services		160,526
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	76	10,095
Danaher Corp.	189	36,001
Illumina, Inc.*	35	6,154
IQVIA Holdings, Inc.*	47	9,081
Medpace Holdings, Inc.*	6	3,178
Mettler-Toledo International, Inc.*	6	7,665
Thermo Fisher Scientific, Inc.	101	50,637
Waters Corp.*	23	8,626
West Pharmaceutical Services, Inc.	19	6,821
Total Life Sciences Tools & Services		138,258
Machinery – 1.8%
Caterpillar, Inc.	127	135,242
Cummins, Inc.	35	24,962
Deere & Co.	72	45,672
Dover Corp.	36	8,074
Investments	Shares	Value
Fortive Corp.	90	$5,498
Illinois Tool Works, Inc.	83	22,449
Ingersoll Rand, Inc.	103	8,445
Otis Worldwide Corp.	109	7,804
PACCAR, Inc.	132	15,856
Parker-Hannifin Corp.	33	32,278
Pentair PLC	16	1,227
Snap-on, Inc.	13	5,231
Westinghouse Air Brake Technologies Corp.	45	12,132
Xylem, Inc.	61	7,211
Total Machinery		332,081
Media – 0.1%
Charter Communications, Inc., Class A*	40	5,688
Fox Corp., Class A	130	6,781
Paramount Skydance Corp., Class B	245	2,416
Trade Desk, Inc., Class A*	133	2,405
Versant Media Group, Inc.	56	2,016
Total Media		19,306
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	339	21,320
Newmont Corp.	299	27,927
Nucor Corp.	66	14,701
Royal Gold, Inc.	15	2,994
Steel Dynamics, Inc.	45	10,326
Total Metals & Mining		77,268
Multi-Utilities – 0.5%
Ameren Corp.	67	7,574
CenterPoint Energy, Inc.	160	7,046
CMS Energy Corp.	75	5,738
Consolidated Edison, Inc.	88	9,735
Dominion Energy, Inc.	233	15,912
DTE Energy Co.	55	8,380
NiSource, Inc.	33	1,569
Public Service Enterprise Group, Inc.	136	11,038
Sempra	169	15,668
WEC Energy Group, Inc.	79	9,225
Total Multi-Utilities		91,885
Oil, Gas & Consumable Fuels – 2.8%
Cheniere Energy, Inc.	26	6,214
Chevron Corp.	574	95,146
ConocoPhillips	346	35,970
Devon Energy Corp.	276	11,404
Diamondback Energy, Inc.	46	8,086
EOG Resources, Inc.	154	19,978
EQT Corp.	108	5,742
Expand Energy Corp.	17	1,550
Exxon Mobil Corp.	1,202	164,338
Kinder Morgan, Inc.	598	19,118
Marathon Petroleum Corp.	98	25,056
Occidental Petroleum Corp.	226	10,977

See Notes to Financial Statements.

WisdomTree Digital Trust    9

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
ONEOK, Inc.	143	$12,433
Phillips 66	112	18,934
Targa Resources Corp.	57	15,284
Texas Pacific Land Corp.	18	7,878
Valero Energy Corp.	87	22,658
Williams Cos., Inc.	323	24,012
Total Oil, Gas & Consumable Fuels		504,778
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	170	15,922
Southwest Airlines Co.	128	6,582
United Airlines Holdings, Inc.*	85	11,559
Total Passenger Airlines		34,063
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	73	5,763
Kenvue, Inc.	515	9,842
Total Personal Care Products		15,605
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	485	27,946
Eli Lilly & Co.	269	322,647
Johnson & Johnson	627	159,239
Merck & Co., Inc.	660	84,810
Pfizer, Inc.	1,482	35,687
Zoetis, Inc.	118	8,479
Total Pharmaceuticals		638,808
Professional Services – 0.3%
Automatic Data Processing, Inc.	109	24,411
Broadridge Financial Solutions, Inc.	29	3,971
Equifax, Inc.	29	4,603
Jacobs Solutions, Inc.	28	3,528
Leidos Holdings, Inc.	35	3,604
Paychex, Inc.	92	9,046
SS&C Technologies Holdings, Inc.	62	3,847
TransUnion	13	938
Verisk Analytics, Inc.	38	6,822
Total Professional Services		60,770
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	80	10,775
CoStar Group, Inc.*	102	2,889
Zillow Group, Inc., Class C*	16	504
Total Real Estate Management & Development		14,168
Residential REITs – 0.2%
AvalonBay Communities, Inc.	37	6,982
Equity Residential	95	6,453
Essex Property Trust, Inc.	15	4,374
Invitation Homes, Inc.	161	4,864
Mid-America Apartment Communities, Inc.	30	4,168
Sun Communities, Inc.	19	2,278
Total Residential REITs		29,119
Investments	Shares	Value
Retail REITs – 0.2%
Realty Income Corp.	180	$11,153
Simon Property Group, Inc.	84	18,786
Total Retail REITs		29,939
Semiconductors & Semiconductor Equipment – 18.6%
Advanced Micro Devices, Inc.*	454	263,733
Analog Devices, Inc.	126	50,043
Applied Materials, Inc.	221	159,783
Astera Labs, Inc.*	38	18,355
Broadcom, Inc.	1,207	455,944
Credo Technology Group Holding Ltd.*	41	11,150
First Solar, Inc.*	27	6,371
Intel Corp.*	1,234	172,303
KLA Corp.	350	105,598
Lam Research Corp.	344	149,066
Marvell Technology, Inc.	242	72,089
Microchip Technology, Inc.	116	10,579
Micron Technology, Inc.	296	341,670
Monolithic Power Systems, Inc.	12	16,588
NVIDIA Corp.	6,819	1,364,414
ON Semiconductor Corp.*	116	10,967
Qnity Electronics, Inc.	60	9,799
Qualcomm, Inc.	281	51,926
Teradyne, Inc.	37	17,902
Texas Instruments, Inc.	222	66,172
Total Semiconductors & Semiconductor Equipment		3,354,452
Software – 7.6%
Adobe, Inc.*	114	23,372
AppLovin Corp., Class A*	97	49,977
Atlassian Corp., Class A*	66	5,134
Autodesk, Inc.*	56	10,888
Cadence Design Systems, Inc.*	69	25,897
Circle Internet Group, Inc.*	43	2,693
Crowdstrike Holdings, Inc., Class A*	65	49,604
Datadog, Inc., Class A*	95	24,734
Fair Isaac Corp.*	7	8,363
Fortinet, Inc.*	198	30,417
Gen Digital, Inc.	185	4,605
Guidewire Software, Inc.*	10	1,231
HubSpot, Inc.*	14	2,555
Intuit, Inc.	70	18,270
Microsoft Corp.	2,027	756,112
Oracle Corp.	672	98,482
Palantir Technologies, Inc., Class A*	617	71,985
Palo Alto Networks, Inc.*	170	57,973
PTC, Inc.*	34	3,863
Roper Technologies, Inc.	28	9,475
Salesforce, Inc.	238	37,285
ServiceNow, Inc.*	260	25,813
Strategy, Inc.*	22	1,912
Synopsys, Inc.*	47	20,965

See Notes to Financial Statements.

10    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree 500 Digital Fund (SPXUX) June 30, 2026
Investments	Shares	Value
Trimble, Inc.*	30	$1,535
Tyler Technologies, Inc.*	12	3,510
Unity Software, Inc.*	75	2,144
Workday, Inc., Class A*	64	7,835
Zoom Communications, Inc., Class A*	88	7,595
Zscaler, Inc.*	42	5,928
Total Software		1,370,152
Specialized REITs – 0.6%
American Tower Corp.	119	19,465
Crown Castle, Inc.	110	8,330
Digital Realty Trust, Inc.	77	13,828
Equinix, Inc.	24	25,017
Extra Space Storage, Inc.	51	7,410
Iron Mountain, Inc.	76	9,600
Public Storage	45	14,324
SBA Communications Corp.	27	4,764
VICI Properties, Inc.	269	7,142
Weyerhaeuser Co.	183	4,381
Total Specialized REITs		114,261
Specialty Retail – 1.4%
AutoZone, Inc.*	5	15,980
Best Buy Co., Inc.	46	3,490
Burlington Stores, Inc.*	4	1,267
Carvana Co.*	55	3,620
Home Depot, Inc.	253	89,228
Lowe’s Cos., Inc.	143	31,530
O’Reilly Automotive, Inc.*	238	21,917
Ross Stores, Inc.	88	18,731
TJX Cos., Inc.	313	47,420
Tractor Supply Co.	133	4,204
Ulta Beauty, Inc.*	11	4,961
Williams-Sonoma, Inc.	31	7,226
Total Specialty Retail		249,574
Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	4,141	1,198,240
Dell Technologies, Inc., Class C	203	87,586
Everpure, Inc., Class A*	44	3,467
Hewlett Packard Enterprise Co.	336	15,157
Investments	Shares	Value
HP, Inc.	253	$5,551
IonQ, Inc.*	85	4,527
NetApp, Inc.	56	8,667
Sandisk Corp.*	26	59,117
Seagate Technology Holdings PLC	20	19,300
Super Micro Computer, Inc.*	153	4,487
Western Digital Corp.	83	53,014
Total Technology Hardware, Storage & Peripherals		1,459,113
Textiles, Apparel & Luxury Goods – 0.1%
Lululemon Athletica, Inc.*	10	1,142
NIKE, Inc., Class B	388	15,928
Tapestry, Inc.	35	5,123
Total Textiles, Apparel & Luxury Goods		22,193
Tobacco – 0.6%
Altria Group, Inc.	477	34,320
Philip Morris International, Inc.	438	79,239
Total Tobacco		113,559
Trading Companies & Distributors – 0.4%
Fastenal Co.	307	14,745
Ferguson Enterprises, Inc.	21	4,984
United Rentals, Inc.	18	20,392
WW Grainger, Inc.	13	17,685
Total Trading Companies & Distributors		57,806
Water Utilities – 0.0%
American Water Works Co., Inc.	50	6,579
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.	320	53,674
Total United States		17,996,112
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $12,931,652)		18,035,447
Other Assets less Liabilities – 0.2%		27,568
NET ASSETS – 100.0%		$18,063,015

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$18,035,447	$—	$—	$18,035,447
Total Investments in Securities	$18,035,447	$—	$—	$18,035,447

See Notes to Financial Statements.

WisdomTree Digital Trust    11

Schedule of Investments WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Brazil – 0.4%
Broadline Retail – 0.4%
MercadoLibre, Inc.*	15	$25,461
Netherlands – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
NXP Semiconductors NV	92	25,855
South Korea – 0.2%
Broadline Retail – 0.2%
Coupang, Inc.*	757	13,149
Switzerland – 0.3%
Electronic Equipment, Instruments & Components – 0.3%
TE Connectivity PLC	101	20,363
United States – 98.6%
Automobiles – 3.4%
Tesla, Inc.*	498	209,459
Biotechnology – 4.3%
AbbVie, Inc.	331	83,293
Alnylam Pharmaceuticals, Inc.*	49	14,751
Amgen, Inc.	127	45,989
Biogen, Inc.*	24	5,185
Gilead Sciences, Inc.	308	38,913
Insmed, Inc.*	99	10,555
Natera, Inc.*	22	5,972
Regeneron Pharmaceuticals, Inc.	36	22,447
Vertex Pharmaceuticals, Inc.*	67	33,281
Total Biotechnology		260,386
Broadline Retail – 6.6%
Amazon.com, Inc.*	1,583	377,292
eBay, Inc.	233	26,038
Total Broadline Retail		403,330
Communications Equipment – 3.0%
Arista Networks, Inc.*	301	51,134
Ciena Corp.*	23	11,283
Cisco Systems, Inc.	773	90,796
Motorola Solutions, Inc.	61	25,333
Ubiquiti, Inc.	10	5,340
Total Communications Equipment		183,886
Diversified Telecommunication Services – 0.4%
Comcast Corp., Class A	1,033	25,360
Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp., Class A	286	50,427
Corning, Inc.	284	72,542
Keysight Technologies, Inc.*	26	9,102
Total Electronic Equipment, Instruments & Components		132,071
Entertainment – 1.7%
Live Nation Entertainment, Inc.*	37	6,775
Netflix, Inc.*	833	59,476
Investments	Shares	Value
ROBLOX Corp., Class A*	235	$12,780
Take-Two Interactive Software, Inc.*	85	21,248
Total Entertainment		100,279
Financial Services – 0.8%
Block, Inc.*	311	23,636
Fidelity National Information Services, Inc.	87	3,382
Fiserv, Inc.*	83	4,071
PayPal Holdings, Inc.	360	15,545
Total Financial Services		46,634
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	80	14,198
Household Durables – 0.4%
Garmin Ltd.	95	22,566
Interactive Media & Services – 10.6%
Alphabet, Inc., Class A	1,268	453,145
Meta Platforms, Inc., Class A	341	192,082
Reddit, Inc., Class A*	20	3,472
Total Interactive Media & Services		648,699
IT Services – 2.4%
Accenture PLC, Class A	139	17,297
Cloudflare, Inc., Class A*	114	27,962
Cognizant Technology Solutions Corp., Class A	237	9,179
CoreWeave, Inc., Class A*	50	4,977
International Business Machines Corp.	187	52,586
MongoDB, Inc.*	11	3,695
Snowflake, Inc.*	115	29,268
Total IT Services		144,964
Life Sciences Tools & Services – 1.9%
Agilent Technologies, Inc.	140	18,596
Danaher Corp.	170	32,381
IQVIA Holdings, Inc.*	85	16,424
Mettler-Toledo International, Inc.*	4	5,110
Thermo Fisher Scientific, Inc.	83	41,613
Total Life Sciences Tools & Services		114,124
Media – 0.1%
Charter Communications, Inc., Class A*	22	3,129
Versant Media Group, Inc.	39	1,404
Total Media		4,533
Professional Services – 0.8%
Automatic Data Processing, Inc.	113	25,306
Equifax, Inc.	21	3,333
Paychex, Inc.	177	17,405
Verisk Analytics, Inc.	22	3,950
Total Professional Services		49,994
Semiconductors & Semiconductor Equipment – 32.9%
Advanced Micro Devices, Inc.*	311	180,663
Analog Devices, Inc.	120	47,660
Applied Materials, Inc.	166	120,018

See Notes to Financial Statements.

12    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2026
Investments	Shares	Value
Broadcom, Inc.	871	$329,020
Credo Technology Group Holding Ltd.*	28	7,615
First Solar, Inc.*	19	4,483
Intel Corp.*	982	137,117
KLA Corp.	310	93,530
Lam Research Corp.	276	119,599
Marvell Technology, Inc.	255	75,962
Microchip Technology, Inc.	72	6,566
Micron Technology, Inc.	228	263,178
Monolithic Power Systems, Inc.	21	29,030
NVIDIA Corp.	2,389	478,015
Qualcomm, Inc.	236	43,611
Teradyne, Inc.	23	11,128
Texas Instruments, Inc.	202	60,210
Total Semiconductors & Semiconductor Equipment		2,007,405
Software – 14.1%
Adobe, Inc.*	98	20,092
AppLovin Corp., Class A*	60	30,914
Autodesk, Inc.*	76	14,776
Cadence Design Systems, Inc.*	79	29,650
Crowdstrike Holdings, Inc., Class A*	65	49,604
Datadog, Inc., Class A*	141	36,711
Fair Isaac Corp.*	11	13,143
Fortinet, Inc.*	264	40,556
Intuit, Inc.	60	15,660
Microsoft Corp.	849	316,694
Oracle Corp.	461	67,559
Palantir Technologies, Inc., Class A*	397	46,318
Investments	Shares	Value
Palo Alto Networks, Inc.*	165	$56,268
Roper Technologies, Inc.	46	15,566
Salesforce, Inc.	182	28,512
ServiceNow, Inc.*	229	22,735
Strategy, Inc.*	115	9,997
Synopsys, Inc.*	54	24,088
Workday, Inc., Class A*	93	11,385
Zscaler, Inc.*	80	11,292
Total Software		861,520
Technology Hardware, Storage & Peripherals – 12.1%
Apple, Inc.	1,537	444,746
Dell Technologies, Inc., Class C	147	63,425
Everpure, Inc., Class A*	67	5,279
Hewlett Packard Enterprise Co.	199	8,977
Sandisk Corp.*	23	52,296
Seagate Technology Holdings PLC	81	78,165
Western Digital Corp.	131	83,672
Total Technology Hardware, Storage & Peripherals		736,560
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.	235	39,417
Total United States		6,005,385
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,832,785)		6,090,213
Other Assets less Liabilities – 0.1%		3,701
NET ASSETS – 100.0%		$6,093,914

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,090,213	$—	$—	$6,090,213
Total Investments in Securities	$6,090,213	$—	$—	$6,090,213

See Notes to Financial Statements.

WisdomTree Digital Trust    13

Schedule of Investments WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bonds – 0.4%
6.13%, 8/15/29	$800	$846
6.25%, 5/15/30	1,300	1,396
5.38%, 2/15/31	1,600	1,679
Total U.S. Treasury Bonds		3,921
U.S. Treasury Notes – 98.6%
2.75%, 5/31/29	7,900	7,598
4.50%, 5/31/29	13,700	13,826
3.25%, 6/30/29	7,900	7,699
4.25%, 6/30/29	13,800	13,833
2.63%, 7/31/29	7,200	6,882
4.00%, 7/31/29	13,800	13,737
1.63%, 8/15/29	9,000	8,342
3.13%, 8/31/29	7,200	6,980
3.63%, 8/31/29	13,800	13,581
3.50%, 9/30/29	13,800	13,522
3.88%, 9/30/29	7,100	7,037
4.00%, 10/31/29	6,900	6,863
4.13%, 10/31/29	13,800	13,780
1.75%, 11/15/29	6,700	6,199
3.88%, 11/30/29	6,800	6,736
4.13%, 11/30/29	13,800	13,780
3.88%, 12/31/29	6,800	6,733
4.38%, 12/31/29	13,800	13,890
3.50%, 1/31/30	6,700	6,550
4.25%, 1/31/30	13,800	13,832
1.50%, 2/15/30	11,400	10,387
4.00%, 2/28/30	20,700	20,578
3.63%, 3/31/30	6,700	6,571
4.00%, 3/31/30	13,800	13,713
3.50%, 4/30/30	6,800	6,636
3.88%, 4/30/30	13,800	13,652
0.63%, 5/15/30	15,800	13,807
3.75%, 5/31/30	6,700	6,595
4.00%, 5/31/30	13,800	13,708
3.75%, 6/30/30	6,700	6,592
3.88%, 6/30/30	13,800	13,642
3.88%, 7/31/30	13,800	13,638
4.00%, 7/31/30	6,700	6,652
0.63%, 8/15/30	20,600	17,843
3.63%, 8/31/30	13,800	13,501
4.13%, 8/31/30	7,100	7,081
3.63%, 9/30/30	13,800	13,497
4.63%, 9/30/30	7,300	7,420
3.63%, 10/31/30	13,800	13,488
4.88%, 10/31/30	7,400	7,596
0.88%, 11/15/30	21,500	18,673
3.50%, 11/30/30	13,800	13,414
4.38%, 11/30/30	7,700	7,753
Investments	Principal Amount	Value
3.63%, 12/31/30	$13,800	$13,477
3.75%, 12/31/30	7,800	7,656
3.75%, 1/31/31	13,800	13,541
4.00%, 1/31/31	7,800	7,733
1.13%, 2/15/31	20,800	18,153
3.50%, 2/28/31	13,800	13,396
4.25%, 2/28/31	7,800	7,815
3.88%, 3/31/31	13,800	13,606
4.13%, 3/31/31	8,400	8,370
3.88%, 4/30/31	13,800	13,604
4.63%, 4/30/31	8,700	8,857
1.63%, 5/15/31	20,500	18,191
4.63%, 5/31/31	8,600	8,756
4.25%, 6/30/31	8,700	8,714
4.13%, 7/31/31	8,700	8,665
1.25%, 8/15/31	22,400	19,364
3.75%, 8/31/31	8,700	8,511
3.63%, 9/30/31	8,700	8,458
4.13%, 10/31/31	8,700	8,658
1.38%, 11/15/31	21,900	18,917
4.13%, 11/30/31	8,700	8,655
4.50%, 12/31/31	8,700	8,813
4.38%, 1/31/32	8,700	8,757
1.88%, 2/15/32	20,600	18,176
4.13%, 2/29/32	8,700	8,648
4.13%, 3/31/32	8,700	8,645
4.00%, 4/30/32	8,700	8,587
2.88%, 5/15/32	20,000	18,570
4.13%, 5/31/32	8,700	8,640
4.00%, 6/30/32	8,700	8,579
4.00%, 7/31/32	8,700	8,575
2.75%, 8/15/32	19,300	17,728
3.88%, 8/31/32	8,700	8,514
3.88%, 9/30/32	8,700	8,508
3.75%, 10/31/32	8,700	8,444
4.13%, 11/15/32	19,600	19,429
3.75%, 11/30/32	8,700	8,440
3.88%, 12/31/32	8,700	8,496
4.00%, 1/31/33	8,700	8,553
3.50%, 2/15/33	19,600	18,703
3.75%, 2/28/33	8,700	8,427
4.25%, 3/31/33	8,700	8,675
4.13%, 4/30/33	8,700	8,607
3.38%, 5/15/33	19,500	18,421
Total U.S. Treasury Notes		967,869
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $988,991)		971,790
Other Assets less Liabilities – 1.0%		9,637
NET ASSETS – 100.0%		$981,427

See Notes to Financial Statements.

14    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) June 30, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$971,790	$—	$971,790
Total Investments in Securities	$—	$971,790	$—	$971,790

See Notes to Financial Statements.

WisdomTree Digital Trust    15

Schedule of Investments WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond – 0.6%
4.50%, 2/15/36	$5,600	$5,672
Total U.S. Treasury Bond		5,672
U.S. Treasury Notes – 98.3%
3.88%, 8/15/33	74,800	72,749
4.50%, 11/15/33	79,700	80,509
4.00%, 2/15/34	83,500	81,595
4.38%, 5/15/34	84,200	84,240
3.88%, 8/15/34	84,500	81,635
4.25%, 11/15/34	84,200	83,397
4.63%, 2/15/35	83,900	85,250
4.25%, 5/15/35	84,400	83,424
4.25%, 8/15/35	84,600	83,536
4.00%, 11/15/35	84,400	81,650
4.13%, 2/15/36	82,700	80,717
4.38%, 5/15/36	36,200	36,016
Total U.S. Treasury Notes		934,718
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $953,424)		940,390
Other Assets less Liabilities – 1.1%		10,055
NET ASSETS – 100.0%		$950,445

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$940,390	$—	$940,390
Total Investments in Securities	$—	$940,390	$—	$940,390

See Notes to Financial Statements.

16    WisdomTree Digital Trust

Schedule of Investments WisdomTree Floating Rate Treasury Digital Fund (FLTTX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.6%
U.S. Treasury Floating Rate Notes – 99.6%
3.96%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	$210,000	$210,032
3.98%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	215,000	215,150
3.87%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(a)	215,000	215,110
3.94%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	100,000	100,123
3.93%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	280,000	280,366
3.97%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	277,700	278,242
3.87%, 1/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.099%)(a)	100,000	100,070
3.88%, 4/30/28, (3-month U.S. Treasury Bill Money Market Yield + 0.103%)(a)	245,000	245,125
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $1,643,211)		1,644,218
Other Assets less Liabilities – 0.4%		7,329
NET ASSETS – 100.0%		$1,651,547

(a) Floating rate note. Coupon shown is in effect at June 30, 2026. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,644,218	$—	$1,644,218
Total Investments in Securities	$—	$1,644,218	$—	$1,644,218

See Notes to Financial Statements.

WisdomTree Digital Trust 17

Schedule of Investments WisdomTree Long-Term Treasury Digital Fund (WTLGX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bonds – 99.0%
2.25%, 8/15/46	$15,600	$10,181
2.88%, 11/15/46	5,800	4,238
3.00%, 2/15/47	10,900	8,115
3.00%, 5/15/47	9,300	6,907
2.75%, 8/15/47	14,800	10,472
2.75%, 11/15/47	14,900	10,510
3.00%, 2/15/48	17,700	13,037
3.13%, 5/15/48	18,900	14,205
3.00%, 8/15/48	21,100	15,464
3.38%, 11/15/48	20,900	16,349
3.00%, 2/15/49	22,300	16,265
2.88%, 5/15/49	21,400	15,204
2.25%, 8/15/49	21,000	13,069
2.38%, 11/15/49	19,500	12,427
2.00%, 2/15/50	24,500	14,285
1.25%, 5/15/50	29,000	13,809
1.38%, 8/15/50	32,600	15,999
1.63%, 11/15/50	32,100	16,790
1.88%, 2/15/51	35,800	19,908
2.38%, 5/15/51	35,800	22,395
2.00%, 8/15/51	35,700	20,338
Investments	Principal Amount	Value
1.88%, 11/15/51	$33,400	$18,365
2.25%, 2/15/52	30,500	18,372
2.88%, 5/15/52	28,700	19,861
3.00%, 8/15/52	27,400	19,437
4.00%, 11/15/52	27,600	23,613
3.63%, 2/15/53	27,400	21,920
3.63%, 5/15/53	27,500	21,987
4.13%, 8/15/53	30,500	26,652
4.75%, 11/15/53	31,900	30,866
4.25%, 2/15/54	33,400	29,812
4.63%, 5/15/54	33,400	31,730
4.25%, 8/15/54	33,400	29,830
4.50%, 11/15/54	33,400	31,099
4.63%, 2/15/55	33,400	31,751
4.75%, 5/15/55	33,300	32,309
4.75%, 8/15/55	33,400	32,424
4.63%, 11/15/55	33,400	31,787
4.75%, 2/15/56	33,400	32,458
5.00%, 5/15/56	15,000	15,166
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $804,659)		789,406
Other Assets less Liabilities – 1.0%		8,351
NET ASSETS – 100.0%		$797,757

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$789,406	$—	$789,406
Total Investments in Securities	$—	$789,406	$—	$789,406

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments WisdomTree Short-Term Treasury Digital Fund (WTSYX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Bonds – 0.6%
6.38%, 8/15/27	$700	$718
6.13%, 11/15/27	1,600	1,642
5.50%, 8/15/28	900	925
5.25%, 11/15/28	1,600	1,640
5.25%, 2/15/29	900	926
Total U.S. Treasury Bonds		5,851
U.S. Treasury Notes – 98.6%
0.50%, 5/31/27	6,100	5,905
2.63%, 5/31/27	9,400	9,276
3.88%, 5/31/27	13,500	13,473
4.63%, 6/15/27	11,700	11,757
0.50%, 6/30/27	7,400	7,142
3.25%, 6/30/27	9,500	9,421
3.75%, 6/30/27	13,900	13,852
4.38%, 7/15/27	11,400	11,429
0.38%, 7/31/27	8,800	8,453
2.75%, 7/31/27	9,100	8,968
3.88%, 7/31/27	13,800	13,762
2.25%, 8/15/27	8,800	8,619
3.75%, 8/15/27	11,200	11,153
0.50%, 8/31/27	7,500	7,193
3.13%, 8/31/27	8,700	8,602
3.63%, 8/31/27	13,600	13,523
3.38%, 9/15/27	11,800	11,694
0.38%, 9/30/27	9,700	9,260
3.50%, 9/30/27	14,000	13,891
4.13%, 9/30/27	8,900	8,898
3.88%, 10/15/27	11,500	11,459
0.50%, 10/31/27	9,300	8,864
3.50%, 10/31/27	14,000	13,881
4.13%, 10/31/27	8,600	8,595
2.25%, 11/15/27	8,900	8,676
4.13%, 11/15/27	11,600	11,594
0.63%, 11/30/27	10,000	9,519
3.38%, 11/30/27	14,000	13,850
3.88%, 11/30/27	8,200	8,168
4.00%, 12/15/27	11,800	11,773
0.63%, 12/31/27	11,100	10,535
3.38%, 12/31/27	14,000	13,840
3.88%, 12/31/27	8,700	8,664
4.25%, 1/15/28	11,800	11,813
0.75%, 1/31/28	12,300	11,661
3.50%, 1/31/28	22,700	22,467
2.75%, 2/15/28	12,100	11,833
4.25%, 2/15/28	11,600	11,614
1.13%, 2/29/28	12,600	11,991
Investments	Principal Amount	Value
3.38%, 2/29/28	$14,000	$13,826
4.00%, 2/29/28	8,600	8,578
3.88%, 3/15/28	11,800	11,744
1.25%, 3/31/28	11,200	10,655
3.63%, 3/31/28	8,700	8,621
3.88%, 3/31/28	13,900	13,833
3.75%, 4/15/28	11,800	11,716
1.25%, 4/30/28	12,500	11,865
3.50%, 4/30/28	8,700	8,599
3.75%, 4/30/28	14,000	13,900
2.88%, 5/15/28	12,600	12,310
3.75%, 5/15/28	11,800	11,713
1.25%, 5/31/28	12,400	11,743
3.63%, 5/31/28	8,300	8,219
3.88%, 6/15/28	11,800	11,737
1.25%, 6/30/28	11,500	10,865
4.00%, 6/30/28	8,700	8,674
3.88%, 7/15/28	11,800	11,734
1.00%, 7/31/28	12,100	11,346
4.13%, 7/31/28	8,700	8,694
2.88%, 8/15/28	12,700	12,372
3.63%, 8/15/28	11,800	11,672
1.13%, 8/31/28	12,200	11,440
4.38%, 8/31/28	9,300	9,340
3.38%, 9/15/28	11,800	11,605
1.25%, 9/30/28	12,300	11,537
4.63%, 9/30/28	9,900	9,997
3.50%, 10/15/28	11,800	11,629
1.38%, 10/31/28	11,500	10,794
4.88%, 10/31/28	10,500	10,663
3.13%, 11/15/28	12,100	11,819
3.50%, 11/15/28	11,800	11,624
1.50%, 11/30/28	11,500	10,803
4.38%, 11/30/28	11,000	11,052
3.50%, 12/15/28	11,700	11,520
1.38%, 12/31/28	11,400	10,653
3.75%, 12/31/28	11,800	11,684
3.50%, 1/15/29	11,800	11,611
1.75%, 1/31/29	10,500	9,884
4.00%, 1/31/29	12,300	12,250
2.63%, 2/15/29	12,000	11,545
3.50%, 2/15/29	11,800	11,606
1.88%, 2/28/29	9,800	9,240
4.25%, 2/28/29	12,800	12,828
3.50%, 3/15/29	11,800	11,603
2.38%, 3/31/29	9,500	9,064
4.13%, 3/31/29	13,600	13,587
3.88%, 4/15/29	11,800	11,712
2.88%, 4/30/29	8,700	8,404

See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments (concluded) WisdomTree Short-Term Treasury Digital Fund (WTSYX) June 30, 2026
Investments	Principal Amount	Value
4.63%, 4/30/29	$14,200	$14,373
2.38%, 5/15/29	9,900	9,428
3.88%, 5/15/29	14,500	14,391
Total U.S. Treasury Notes		1,009,170
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $1,024,267)		1,015,021
Other Assets less Liabilities – 0.8%		8,441
NET ASSETS – 100.0%		$1,023,462

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,015,021	$—	$1,015,021
Total Investments in Securities	$—	$1,015,021	$—	$1,015,021

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Schedule of Investments WisdomTree TIPS Digital Fund (TIPSX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Inflation-Indexed Bonds – 19.9%
1.75%, 1/15/28	$6,900	$10,895
3.63%, 4/15/28	5,500	11,613
2.50%, 1/15/29	6,600	10,368
3.88%, 4/15/29	6,400	13,618
3.38%, 4/15/32	2,500	5,052
2.13%, 2/15/40	3,900	5,803
2.13%, 2/15/41	5,900	8,578
0.75%, 2/15/42	9,500	10,692
0.63%, 2/15/43	7,800	8,248
1.38%, 2/15/44	10,900	12,728
0.75%, 2/15/45	12,100	12,168
1.00%, 2/15/46	6,300	6,508
0.88%, 2/15/47	7,800	7,574
1.00%, 2/15/48	5,800	5,580
1.00%, 2/15/49	5,400	5,024
0.25%, 2/15/50	8,600	6,282
0.13%, 2/15/51	8,500	5,756
0.13%, 2/15/52	10,900	6,756
1.50%, 2/15/53	10,600	9,031
2.13%, 2/15/54	11,100	10,532
2.38%, 2/15/55	11,200	10,891
2.38%, 2/15/56	5,900	5,592
Total U.S. Treasury Inflation-Indexed Bonds		189,289
U.S. Treasury Inflation-Indexed Notes – 79.6%
0.38%, 7/15/27	19,100	25,573
1.63%, 10/15/27	26,300	29,427
0.50%, 1/15/28	19,700	25,923
Investments	Principal Amount	Value
1.25%, 4/15/28	$26,200	$28,622
0.75%, 7/15/28	17,400	22,576
2.38%, 10/15/28	27,500	30,223
0.88%, 1/15/29	15,100	19,375
2.13%, 4/15/29	28,200	30,455
0.25%, 7/15/29	18,100	22,479
1.63%, 10/15/29	30,000	31,537
0.13%, 1/15/30	20,600	25,042
1.63%, 4/15/30	31,500	32,557
0.13%, 7/15/30	22,300	27,067
1.13%, 10/15/30	32,800	32,796
0.13%, 1/15/31	23,600	27,891
1.25%, 4/15/31	17,100	16,931
0.13%, 7/15/31	24,600	28,069
0.13%, 1/15/32	27,800	30,241
0.63%, 7/15/32	30,200	32,077
1.13%, 1/15/33	30,600	32,368
1.38%, 7/15/33	30,600	32,197
1.75%, 1/15/34	32,800	34,731
1.88%, 7/15/34	34,800	36,413
2.13%, 1/15/35	36,700	38,661
1.88%, 7/15/35	38,700	39,262
1.88%, 1/15/36	26,300	26,194
Total U.S. Treasury Inflation-Indexed Notes		758,687
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $981,006)		947,976
Other Assets less Liabilities – 0.5%		4,678
NET ASSETS – 100.0%		$952,654

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$947,976	$—	$947,976
Total Investments in Securities	$—	$947,976	$—	$947,976

See Notes to Financial Statements.

WisdomTree Digital Trust    21

Schedule of Investments WisdomTree Equity Premium Income Digital Fund (WTPIX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.5%
U.S. Treasury Bills – 97.5%
3.65%, 8/6/26*^	$800,000	$797,112
3.73%, 11/5/26*	800,000	789,415
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,586,893)		1,586,527
	Shares
MUTUAL FUND – 3.7%
United States – 3.7%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(a) (Cost: $59,575)	59,575	59,575
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $1,646,468)		1,646,102
Other Liabilities less Assets – (1.2)%		(19,529)
NET ASSETS – 100.0%		$1,626,573

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     All or a portion of this security was designated as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $498,195 as of June 30, 2026.

(a)   Rate shown represents annualized 7-day yield as of June 30, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
State Street SPDR S&P 500 ETF Trust*^	(11)	$(821,700)	$747	7/17/2026	$(16,759)	$8,388	$(8,371)
State Street SPDR S&P 500 ETF Trust*^	(11)	(815,100)	741	8/7/2026	(20,795)	9,975	(10,820)
					$(37,554)	$18,363	$(19,191)

^     FLexible EXchange® Options (“FLEX Options”).

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,586,527	$—	$1,586,527
Mutual Fund	—	59,575	—	59,575
Total Investments in Securities	$—	$1,646,102	$—	$1,646,102
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(19,191)	$—	$(19,191)
Total – Net	$—	$1,626,911	$—	$1,626,911

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Schedule of Investments WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 73.1%
United States – 73.1%
Capital Markets – 25.7%
Ares Capital Corp.	6,195	$114,793
Blue Owl Capital Corp.	10,242	111,330
Blue Owl Technology Finance Corp.	10,545	109,141
FS KKR Capital Corp.	10,910	114,555
Golub Capital BDC, Inc.	8,992	115,817
Hercules Capital, Inc.	7,257	114,443
Main Street Capital Corp.	2,195	113,877
Sixth Street Specialty Lending, Inc.	6,800	116,756
Total Capital Markets		910,712
Mortgage Real Estate Investment Trusts (REITs) – 47.4%
AGNC Investment Corp.	10,648	116,063
Annaly Capital Management, Inc.	4,987	111,510
Apollo Commercial Real Estate Finance, Inc.	10,281	109,801
Arbor Realty Trust, Inc.	21,841	118,378
ARMOUR Residential REIT, Inc.	6,678	116,531
Blackstone Mortgage Trust, Inc., Class A	6,136	104,005
BrightSpire Capital, Inc.	20,096	109,523
Chimera Investment Corp.	8,424	112,376
Dynex Capital, Inc.	8,607	112,838
Ellington Financial, Inc.	8,310	113,099
Franklin BSP Realty Trust, Inc.	13,330	108,506
Ladder Capital Corp.	10,868	108,137
Investments	Shares	Value
MFA Financial, Inc.	11,806	$114,400
Rithm Capital Corp.	12,094	113,563
Starwood Property Trust, Inc.	6,640	108,763
Total Mortgage Real Estate Investment Trusts (REITs)		1,677,493
TOTAL COMMON STOCKS (Cost: $2,838,047)		2,588,205
CLOSED-END FUNDS – 25.6%
United States – 25.6%
BlackRock Corporate High Yield Fund, Inc.	13,034	111,571
Blackstone Secured Lending Fund	4,759	112,836
Eaton Vance Limited Duration Income Fund	12,002	112,459
Guggenheim Strategic Opportunities Fund	10,292	112,389
Nuveen Floating Rate Income Fund	14,543	111,545
Oxford Lane Capital Corp.	13,461	117,918
PIMCO Corporate & Income Opportunity Fund	9,454	113,731
PIMCO Dynamic Income Fund	6,804	113,627
TOTAL CLOSED-END FUNDS (Cost: $1,020,044)		906,076
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $3,858,091)		3,494,281
Other Assets less Liabilities – 1.3%		45,530
NET ASSETS – 100.0%		$3,539,811

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,588,205	$—	$—	$2,588,205
Closed-End Funds	906,076	—	—	906,076
Total Investments in Securities	$3,494,281	$—	$—	$3,494,281

See Notes to Financial Statements.

WisdomTree Digital Trust    23

Schedule of Investments WisdomTree Treasury Money Market Digital Fund (WTGXX) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.9%
U.S. Treasury Bills – 64.1%
3.74%, 8/25/26*	$263,000,000	$261,524,218
3.70%, 9/3/26*	50,000,000	49,677,679
3.78%, 9/24/26*	150,000,000	148,691,434
Total U.S. Treasury Bills		459,893,331
U.S. Treasury Floating Rate Note – 16.8%
3.96%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	120,500,000	120,517,420
Total U.S. Treasury Floating Rate Note		120,517,420
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $580,410,751)		580,410,751
	Shares
MUTUAL FUNDS – 0.0%
BlackRock Select Treasury Based Liquidity Fund, 3.50%(b)	25,000	25,000
BNY Dreyfus Stablecoin Reserves Fund, 3.50%(b)	25,000	25,000
TOTAL MUTUAL FUNDS (Cost: $50,000)		50,000
	Principal Amount
REPURCHASE AGREEMENTS – 19.3%
Deutsche Bank, tri-party repurchase agreement date 06/30/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.64% due 7/1/26; Proceeds at maturity–$113,603,485 (fully collateralized by U.S. Treasury Strips, 0.00% due 8/15/37-2/15/43; Market value including accrued interest–$116,999,760)	$113,592,000	113,592,000
Investments	Principal Amount	Value
Royal Bank of Canada, tri-party repurchase agreement dated 06/30/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.53% due 7/1/26; Proceeds at maturity–$25,002,451 (fully collateralized by U.S. Treasury Note and U.S. Treasury Bond, 3.25%-3.75% due 6/30/27-5/15/42; Market value including accrued interest–$25,500,070)	$25,000,000	$25,000,000
		138,592,000
TOTAL REPURCHASE AGREEMENTS (Cost: $138,592,000)		138,592,000
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $719,052,751)		719,052,751
Other Liabilities less Assets – (0.2)%		(1,599,089)
NET ASSETS – 100.0%		$717,453,662

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Floating rate note. Coupon shown is in effect at June 30, 2026. Date represents the ultimate maturity date.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$580,410,751	$—	$580,410,751
Mutual Funds	—	50,000	—	50,000
Repurchase Agreements	—	138,592,000	—	138,592,000
Total Investments in Securities	$—	$719,052,751	$—	$719,052,751

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Statements of Assets and Liabilities WisdomTree Digital Trust June 30, 2026
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
ASSETS:
Investments in securities, at cost	$—	$368,669	$110,500	$132,087
Investments in affiliates, at cost (Note 3)	1,274,138	492,119	250,780	298,355
Investments in securities, at value	—	480,320	137,057	154,456
Investments in affiliates, at value (Note 3)	1,288,660	613,897	282,550	325,400
Cash	1,568	1,089	900	310
Total Assets	1,290,228	1,095,306	420,507	480,166
LIABILITIES:
Payables:
Investment securities purchased	—	427	603	—
Advisory fees (Note 3)	159	132	48	59
Total Liabilities	159	559	651	59
NET ASSETS	$1,290,069	$1,094,747	$419,856	$480,107
NET ASSETS:
Paid-in capital	$1,276,679	$862,916	$362,475	$429,677
Total distributable earnings (loss)	13,390	231,831	57,381	50,430
NET ASSETS	$1,290,069	$1,094,747	$419,856	$480,107
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	126,994	75,444	31,884	37,835
Net asset value per share	$10.16	$14.51	$13.17	$12.69

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Statements of Assets and Liabilities (continued) WisdomTree Digital Trust June 30, 2026
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
ASSETS:
Investments in securities, at cost	$12,931,652	$2,832,785	$988,991	$953,424
Investments in securities, at value	18,035,447	6,090,213	971,790	940,390
Cash	21,261	3,354	2,704	104
Receivables:
Dividends	7,044	840	—	—
Interest	—	—	7,250	10,237
Total Assets	18,063,752	6,094,407	981,744	950,731
LIABILITIES:
Payables:
Capital shares redeemed	—	—	277	247
Advisory fees (Note 3)	737	493	40	39
Total Liabilities	737	493	317	286
NET ASSETS	$18,063,015	$6,093,914	$981,427	$950,445
NET ASSETS:
Paid-in capital	$12,983,404	$2,588,649	$1,005,087	$1,012,476
Total distributable earnings (loss)	5,079,611	3,505,265	(23,660)	(62,031)
NET ASSETS	$18,063,015	$6,093,914	$981,427	$950,445
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	916,430	230,105	100,516	101,284
Net asset value per share	$19.71	$26.48	$9.76	$9.38

See Notes to Financial Statements.

26    WisdomTree Digital Trust

Statements of Assets and Liabilities (continued) WisdomTree Digital Trust June 30, 2026
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
ASSETS:
Investments in securities, at cost	$1,643,211	$804,659	$1,024,267	$981,006
Investments in securities, at value	1,644,218	789,406	1,015,021	947,976
Cash	—	27	1,494	256
Receivables:
Interest	10,790	8,564	7,243	4,462
Total Assets	1,655,008	797,997	1,023,758	952,694
LIABILITIES:
Payables:
Capital shares redeemed	2,509	207	254	—
Advisory fees (Note 3)	68	33	42	40
Cash due to custodian	884	—	—	—
Total Liabilities	3,461	240	296	40
NET ASSETS	$1,651,547	$797,757	$1,023,462	$952,654
NET ASSETS:
Paid-in capital	$1,649,909	$1,001,943	$1,028,988	$1,012,934
Total distributable earnings (loss)	1,638	(204,186)	(5,526)	(60,280)
NET ASSETS	$1,651,547	$797,757	$1,023,462	$952,654
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,645,621	100,225	1,029,426	101,336
Net asset value per share	$1.00	$7.96	$0.99	$9.40

See Notes to Financial Statements.

WisdomTree Digital Trust    27

Statements of Assets and Liabilities (concluded) WisdomTree Digital Trust June 30, 2026
	WisdomTree Equity Premium Income Digital Fund	WisdomTree Private Credit and Alternative Income Digital Fund	WisdomTree Treasury Money Market Digital Fund
ASSETS:
Investments in securities, at cost	$1,646,468	$3,858,091	$580,460,751
Repurchase agreements, at cost	—	—	138,592,000
Investments in securities, at value	1,646,102	3,494,281	580,460,751
Repurchase agreements, at value (Note 2)	—	—	138,592,000
Cash	—	1,914	39,871
Receivables:
Investment securities sold	—	89,322	—
Dividends	—	49,337	13,938
Interest	251	—	797,554
Total Assets	1,646,353	3,634,854	719,904,114
LIABILITIES:
Written options, at value[1]	19,191	—	—
Payables:
Investment securities purchased	—	93,609	—
Distributions	—	—	2,283,403
Advisory fees (Note 3)	589	1,434	167,049
Total Liabilities	19,780	95,043	2,450,452
NET ASSETS	$1,626,573	$3,539,811	$717,453,662
NET ASSETS:
Paid-in capital	$1,608,576	$4,035,800	$717,310,528
Total distributable earnings (loss)	17,997	(495,989)	143,134
NET ASSETS	$1,626,573	$3,539,811	$717,453,662
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	65,062	437,243	717,310,528
Net asset value per share	$25.00	$8.10	$1.00
[1] Premiums received on written options:	$37,554	$—	$—

See Notes to Financial Statements.

28    WisdomTree Digital Trust

Statements of Operations WisdomTree Digital Trust For the Year Ended June 30, 2026
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
INVESTMENT INCOME:
Dividends	$—	$9,047	$2,758	$2,758
Dividends from affiliates (Note 3)	51,357	10,746	5,762	6,452
Total investment income	51,357	19,793	8,520	9,210
EXPENSES:
Advisory fees (Note 3)	1,705	1,322	415	442
Total expenses	1,705	1,322	415	442
Net investment income	49,652	18,471	8,105	8,768
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	68	387	(266)	94
Investment transactions in affiliates (Note 3)	(690)	2,221	748	343
Net realized gain (loss)	(622)	2,608	482	437
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—	72,946	16,971	14,516
Investment transactions in affiliates (Note 3)	(6,692)	83,977	20,628	17,760
Net increase (decrease) in unrealized appreciation/depreciation	(6,692)	156,923	37,599	32,276
Net realized and unrealized gain (loss) on investments	(7,314)	159,531	38,081	32,713
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,338	$178,002	$46,186	$41,481

See Notes to Financial Statements.

WisdomTree Digital Trust    29

Statements of Operations (continued) WisdomTree Digital Trust For the Year Ended June 30, 2026
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$182,083	$30,296	$—	$—
Interest	—	—	37,687	39,453
Less: Foreign withholding taxes on dividends	(21)	(49)	—	—
Total investment income	182,062	30,247	37,687	39,453
EXPENSES:
Advisory fees (Note 3)	8,117	5,137	499	482
Total expenses	8,117	5,137	499	482
Net investment income	173,945	25,110	37,188	38,971
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(15,358)	243,542	7,102	1,351
Net realized gain (loss)	(15,358)	243,542	7,102	1,351
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	3,120,257	1,294,866	(21,205)	(14,740)
Net increase (decrease) in unrealized appreciation/depreciation	3,120,257	1,294,866	(21,205)	(14,740)
Net realized and unrealized gain (loss) on investments	3,104,899	1,538,408	(14,103)	(13,389)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,278,844	$1,563,518	$23,085	$25,582

See Notes to Financial Statements.

30    WisdomTree Digital Trust

Statements of Operations (continued) WisdomTree Digital Trust For the Year Ended June 30, 2026
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
INVESTMENT INCOME:
Interest	$68,405	$38,050	$37,775	$52,145
Total investment income	68,405	38,050	37,775	52,145
EXPENSES:
Advisory fees (Note 3)	858	406	513	487
Total expenses	858	406	513	487
Net investment income	67,547	37,644	37,262	51,658
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	377	(163,714)	4,888	(22,604)
Net realized gain (loss)	377	(163,714)	4,888	(22,604)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	258	147,154	(13,133)	1,652
Net increase (decrease) in unrealized appreciation/depreciation	258	147,154	(13,133)	1,652
Net realized and unrealized gain (loss) on investments	635	(16,560)	(8,245)	(20,952)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,182	$21,084	$29,017	$30,706

See Notes to Financial Statements.

WisdomTree Digital Trust    31

Statements of Operations (concluded) WisdomTree Digital Trust For the Year Ended June 30, 2026
	WisdomTree Equity Premium Income Digital Fund[1]	WisdomTree Private Credit and Alternative Income Digital Fund[2]	WisdomTree Treasury Money Market Digital Fund
INVESTMENT INCOME:
Dividends	$—	$231,806	$157,291
Interest	32,494	—	28,361,978
Total investment income	32,494	231,806	28,519,269
EXPENSES:
Advisory fees (Note 3)	3,798	9,766	1,836,829
Total expenses	3,798	9,766	1,836,829
Net investment income	28,696	222,040	26,682,440
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(3)	(132,179)	289,903
Written options	24,448	—	—
Net realized gain (loss)	24,445	(132,179)	289,903
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(366)	(363,810)	—
Written options	18,363	—	—
Net increase (decrease) in unrealized appreciation/depreciation	17,997	(363,810)	—
Net realized and unrealized gain (loss) on investments	42,442	(495,989)	289,903
Net increase from payment by affiliate (Note 3)	—	—	20,333
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,138	$(273,949)	$26,992,676

1For the period December 3, 2025 (commencement of operations) through June 30, 2026.

2For the period September 11, 2025 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$49,652	$47,461	$18,471	$11,692
Net realized gain (loss) on investments	(622)	(170)	2,608	(1,592)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(6,692)	20,792	156,923	52,855
Net increase in net assets resulting from operations	42,338	68,083	178,002	62,955
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(53,014)	(48,272)	(25,045)	(11,111)
Tax return of capital	—	—	(3,658)	—
Total distributions to shareholders	(53,014)	(48,272)	(28,703)	(11,111)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	276,243	14,128	244,340	276,239
Distributions reinvested	382	—	7,857	—
Cost of shares redeemed	(8,046)	(12,682)	(18,957)	(6,226)
Net increase in net assets resulting from capital share transactions	268,579	1,446	233,240	270,013
Net Increase in Net Assets	257,903	21,257	382,539	321,857
NET ASSETS:
Beginning of year	$1,032,166	$1,010,909	$712,208	$390,351
End of year	$1,290,069	$1,032,166	$1,094,747	$712,208
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	100,810	100,668	58,129	34,783
Shares sold	26,928	1,387	18,191	23,873
Shares reinvested	37	—	610	—
Shares redeemed	(781)	(1,245)	(1,486)	(527)
Shares outstanding, end of year	126,994	100,810	75,444	58,129

See Notes to Financial Statements.

WisdomTree Digital Trust    33

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Longevity Digital Fund		WisdomTree Siegel Moderate Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,105	$5,518	$8,768	$5,424
Net realized gain (loss) on investments	482	(180)	437	(415)
Net increase in net unrealized appreciation/depreciation on investments	37,599	12,453	32,276	11,173
Net increase in net assets resulting from operations	46,186	17,791	41,481	16,182
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(10,079)	(6,314)	(8,673)	(5,992)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	184,562	65,003	242,478	58,703
Distributions reinvested	724	—	461	—
Cost of shares redeemed	(4,511)	(45,245)	(2,029)	(7,812)
Net increase in net assets resulting from capital share transactions	180,775	19,758	240,910	50,891
Net Increase in Net Assets	216,882	31,235	273,718	61,081
NET ASSETS:
Beginning of year	$202,974	$171,739	$206,389	$145,308
End of year	$419,856	$202,974	$480,107	$206,389
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	17,574	15,780	18,153	13,558
Shares sold	14,618	5,838	19,810	5,304
Shares reinvested	60	—	39	—
Shares redeemed	(368)	(4,044)	(167)	(709)
Shares outstanding, end of year	31,884	17,574	37,835	18,153

See Notes to Financial Statements.

34    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$173,945	$54,874	$25,110	$21,960
Net realized gain (loss) on investments	(15,358)	(5,251)	243,542	222,793
Net increase in net unrealized appreciation/depreciation on investments	3,120,257	940,704	1,294,866	416,124
Net increase in net assets resulting from operations	3,278,844	990,327	1,563,518	660,877
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(176,935)	(51,990)	(253,478)	(31,559)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,221,824	9,179,806	290,523	276,494
Distributions reinvested	125,691	—	24,898	—
Cost of shares redeemed	(25,464)	(39,801)	(37,568)	(60,235)
Net increase in net assets resulting from capital share transactions	1,322,051	9,140,005	277,853	216,259
Net Increase in Net Assets	4,423,960	10,078,342	1,587,893	845,577
NET ASSETS:
Beginning of year	$13,639,055	$3,560,713	$4,506,021	$3,660,444
End of year	$18,063,015	$13,639,055	$6,093,914	$4,506,021
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	837,327	251,781	217,811	206,166
Shares sold	73,446	588,164	12,851	14,842
Shares reinvested	7,058	—	1,097	—
Shares redeemed	(1,401)	(2,618)	(1,654)	(3,197)
Shares outstanding, end of year	916,430	837,327	230,105	217,811

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$37,188	$36,724	$38,971	$36,675
Net realized gain (loss) on investments	7,102	(1,864)	1,351	(15,163)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(21,205)	27,475	(14,740)	35,382
Net increase in net assets resulting from operations	23,085	62,335	25,582	56,894
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(38,337)	(35,998)	(40,268)	(35,610)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,362	3,201	15,768	1,982
Distributions reinvested	85	—	330	—
Cost of shares redeemed	(4,015)	(1,580)	(5,535)	(1,026)
Net increase in net assets resulting from capital share transactions	2,432	1,621	10,563	956
Net Increase (Decrease) in Net Assets	(12,820)	27,958	(4,123)	22,240
NET ASSETS:
Beginning of year	$994,247	$966,289	$954,568	$932,328
End of year	$981,427	$994,247	$950,445	$954,568
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	100,276	100,112	100,190	100,088
Shares sold	636	325	1,632	210
Shares reinvested	9	—	35	—
Shares redeemed	(405)	(161)	(573)	(108)
Shares outstanding, end of year	100,516	100,276	101,284	100,190

See Notes to Financial Statements.

36    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Floating Rate Treasury Digital Fund		WisdomTree Long-Term Treasury Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$67,547	$78,498	$37,644	$35,927
Net realized gain (loss) on investments	377	135	(163,714)	(17,377)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	258	136	147,154	(14,366)
Net increase in net assets resulting from operations	68,182	78,769	21,084	4,184
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(69,902)	(77,136)	(38,836)	(34,864)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	161,699	613,888	1,318	2,427
Distributions reinvested	5,198	—	19	—
Cost of shares redeemed	(285,995)	(406,445)	(855)	(1,586)
Net increase (decrease) in net assets resulting from capital share transactions	(119,098)	207,443	482	841
Net Increase (Decrease) in Net Assets	(120,818)	209,076	(17,270)	(29,839)
NET ASSETS:
Beginning of year	$1,772,365	$1,563,289	$815,027	$844,866
End of year	$1,651,547	$1,772,365	$797,757	$815,027
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	1,763,782	1,556,839	100,165	100,065
Shares sold	160,370	609,547	164	283
Shares reinvested	5,181	—	2	—
Shares redeemed	(283,712)	(402,604)	(106)	(183)
Shares outstanding, end of year	1,645,621	1,763,782	100,225	100,165
See Notes to Financial Statements.

WisdomTree Digital Trust    37

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$37,262	$39,223	$51,658	$36,404
Net realized gain (loss) on investments	4,888	2,094	(22,604)	(2,317)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(13,133)	13,678	1,652	15,222
Net increase in net assets resulting from operations	29,017	54,995	30,706	49,309
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(38,377)	(38,526)	(51,196)	(37,526)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,524	26,374	12,616	3,420
Distributions reinvested	229	—	473	—
Cost of shares redeemed	(11,496)	(9,090)	(2,103)	(1,838)
Net increase in net assets resulting from capital share transactions	8,257	17,284	10,986	1,582
Net Increase (Decrease) in Net Assets	(1,103)	33,753	(9,504)	13,365
NET ASSETS:
Beginning of year	$1,024,565	$990,812	$962,158	$948,793
End of year	$1,023,462	$1,024,565	$952,654	$962,158
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	1,021,120	1,003,914	100,202	100,038
Shares sold	19,502	26,279	1,301	355
Shares reinvested	230	—	50	—
Shares redeemed	(11,426)	(9,073)	(217)	(191)
Shares outstanding, end of year	1,029,426	1,021,120	101,336	100,202

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Equity Premium Income Digital Fund	WisdomTree Private Credit and Alternative Income Digital Fund
	For the Period December 3, 2025* through June 30, 2026	For the Period September 11, 2025* through June 30, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$28,696	$222,040
Net realized gain (loss) on investments and written options	24,445	(132,179)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and written options	17,997	(363,810)
Net increase (decrease) in net assets resulting from operations	71,138	(273,949)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(53,141)	(222,040)
Tax return of capital	(19,029)	(29,532)
Total distributions to shareholders	(72,170)	(251,572)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,628,862	4,516,864
Distributions reinvested	1,480	179,474
Cost of shares redeemed	(2,737)	(631,006)
Net increase in net assets resulting from capital share transactions	1,627,605	4,065,332
Net Increase in Net Assets	1,626,573	3,539,811
NET ASSETS:
Beginning of period	$—	$—
End of period	$1,626,573	$3,539,811
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	—	—
Shares sold	65,111	488,384
Shares reinvested	59	21,491
Shares redeemed	(108)	(72,632)
Shares outstanding, end of period	65,062	437,243

*     Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    39

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
	WisdomTree Treasury Money Market Digital Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$26,682,440	$2,836,199
Net realized gain on investments	289,903	45,005
Net increase from payment by affiliate	20,333	—
Net increase in net assets resulting from operations	26,992,676	2,881,204
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(26,888,014)	(2,844,578)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,214,281,076	321,359,990
Distributions reinvested	14,458,963	692,656
Cost of shares redeemed	(832,611,593)	(6,545,109)
Net increase in net assets resulting from capital share transactions	396,128,446	315,507,537
Net Increase in Net Assets	396,233,108	315,544,163
NET ASSETS:
Beginning of year	$321,220,554	$5,676,391
End of year	$717,453,662	$321,220,554
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	321,182,082	5,674,545
Shares sold	1,214,281,076	321,359,990
Shares reinvested	14,458,963	692,656
Shares redeemed	(832,611,593)	(6,545,109)
Shares outstanding, end of year	717,310,528	321,182,082

See Notes to Financial Statements.

40    WisdomTree Digital Trust

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.24	$10.04	$9.91	$10.00
Investment Operations:
Net investment income[1]	0.45	0.47	0.42	0.18
Net realized and unrealized gain (loss)	(0.06)	0.20	0.13	(0.13)
Total from investment operations	0.39	0.67	0.55	0.05
Dividends to shareholders:
Net investment income	(0.47)	(0.47)	(0.42)	(0.14)
Capital gains	—	(0.00)[2]	—	—
Total dividends and distributions to shareholders	(0.47)	(0.47)	(0.42)	(0.14)
Net asset value, end of period	$10.16	$10.24	$10.04	$9.91
TOTAL RETURN[3]	3.88%	6.88%	5.60%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,290	$1,032	$1,011	$991
Ratio to average net assets of:
Expenses[4]	0.15%	0.15%	0.15%	0.15%[5]
Net investment income	4.37%	4.61%	4.24%	4.00%[5]
Portfolio turnover rate[6]	8%	4%	14%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$12.25	$11.22	$10.00
Investment Operations:
Net investment income[1]	0.28	0.29	0.19
Net realized and unrealized gain	2.41	1.02	1.16
Total from investment operations	2.69	1.31	1.35
Dividends and distributions to shareholders:
Net investment income	(0.35)	(0.23)	(0.13)
Capital gains	(0.03)	(0.05)	—
Tax return of capital	(0.05)	—	—
Total dividends and distributions to shareholders	(0.43)	(0.28)	(0.13)
Net asset value, end of period	$14.51	$12.25	$11.22
TOTAL RETURN[3]	22.37%	11.81%	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,095	$712	$390
Ratio to average net assets of:
Expenses[4]	0.15%	0.15%	0.15%[5]
Net investment income	2.10%	2.47%	3.06%[5]
Portfolio turnover rate[6]	12%	13%	26%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    41

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$11.55	$10.88	$10.00
Investment Operations:
Net investment income[1]	0.36	0.34	0.22
Net realized and unrealized gain	1.72	0.73	0.82
Total from investment operations	2.08	1.07	1.04
Dividends and distributions to shareholders:
Net investment income	(0.40)	(0.32)	(0.16)
Capital gains	(0.06)	(0.08)	—
Total dividends and distributions to shareholders	(0.46)	(0.40)	(0.16)
Net asset value, end of period	$13.17	$11.55	$10.88
TOTAL RETURN[2]	18.33%	9.99%	10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$420	$203	$172
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%	0.15%[4]
Net investment income	2.93%	3.09%	3.56%[4]
Portfolio turnover rate[5]	16%	33%	23%
WisdomTree Siegel Moderate Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$11.37	$10.72	$10.00
Investment Operations:
Net investment income[1]	0.36	0.34	0.22
Net realized and unrealized gain	1.34	0.70	0.66
Total from investment operations	1.70	1.04	0.88
Dividends and distributions to shareholders:
Net investment income	(0.36)	(0.32)	(0.16)
Capital gains	(0.02)	(0.07)	—
Total dividends and distributions to shareholders	(0.38)	(0.39)	(0.16)
Net asset value, end of period	$12.69	$11.37	$10.72
TOTAL RETURN[2]	15.25%	9.78%	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$480	$206	$145
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%	0.15%[4]
Net investment income	2.98%	3.10%	3.74%[4]
Portfolio turnover rate[5]	11%	18%	66%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

42    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$16.29	$14.14	$11.39	$10.00
Investment Operations:
Net investment income[1]	0.19	0.18	0.17	0.08
Net realized and unrealized gain	3.43	2.13	2.74	1.39
Total from investment operations	3.62	2.31	2.91	1.47
Dividends to shareholders:
Net investment income	(0.20)	(0.16)	(0.16)	(0.08)
Tax return of capital	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.20)	(0.16)	(0.16)	(0.08)
Net asset value, end of period	$19.71	$16.29	$14.14	$11.39
TOTAL RETURN[3]	22.32%	16.41%	25.77%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,063	$13,639	$3,561	$2,847
Ratio to average net assets of:
Expenses[4]	0.05%	0.05%	0.05%	0.01%[5,6]
Net investment income	1.07%	1.22%	1.40%	1.68%[5]
Portfolio turnover rate[7]	3%	3%	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$20.69	$17.75	$13.37	$10.00
Investment Operations:
Net investment income[1]	0.11	0.10	0.10	0.03
Net realized and unrealized gain	6.82	2.99	4.95	3.34
Total from investment operations	6.93	3.09	5.05	3.37
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.10)	(0.08)	—
Capital gains	(1.04)	(0.05)	(0.59)	—
Total dividends and distributions to shareholders	(1.14)	(0.15)	(0.67)	—
Net asset value, end of period	$26.48	$20.69	$17.75	$13.37
TOTAL RETURN[3]	34.39%	17.43%	39.21%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,094	$4,506	$3,660	$2,674
Ratio to average net assets of:
Expenses[4]	0.10%	0.10%	0.10%	0.10%[5]
Net investment income	0.49%	0.56%	0.65%	0.64%[5]
Portfolio turnover rate[7]	16%	17%	17%	1%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

6Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

7Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    43

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.92	$9.65	$9.72	$10.00
Investment Operations:
Net investment income[1]	0.37	0.37	0.35	0.16
Net realized and unrealized gain (loss)	(0.15)	0.26	(0.07)	(0.29)
Total from investment operations	0.22	0.63	0.28	(0.13)
Dividends to shareholders:
Net investment income	(0.38)	(0.36)	(0.35)	(0.15)
Net asset value, end of period	$9.76	$9.92	$9.65	$9.72
TOTAL RETURN[2]	2.24%	6.61%	2.95%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$981	$994	$966	$972
Ratio to average net assets of:
Expenses[3]	0.05%	0.05%	0.05%	0.01%[4,5]
Net investment income	3.73%	3.73%	3.64%	3.54%[4]
Portfolio turnover rate[6]	142%	164%	101%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.53	$9.32	$9.64	$10.00
Investment Operations:
Net investment income[1]	0.39	0.37	0.34	0.15
Net realized and unrealized gain (loss)	(0.14)	0.20	(0.32)	(0.37)
Total from investment operations	0.25	0.57	0.02	(0.22)
Dividends to shareholders:
Net investment income	(0.40)	(0.36)	(0.34)	(0.14)
Net asset value, end of period	$9.38	$9.53	$9.32	$9.64
TOTAL RETURN[2]	2.62%	6.16%	0.24%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$950	$955	$932	$964
Ratio to average net assets of:
Expenses[3]	0.05%	0.05%	0.05%	0.01%[4,5]
Net investment income	4.04%	3.86%	3.64%	3.41%[4]
Portfolio turnover rate[6]	111%	127%	79%	16%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

44    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net investment income[1]	0.04	0.05	0.05	0.02
Net realized and unrealized gain (loss)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02
Dividends to shareholders:
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)
Capital gains	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
TOTAL RETURN[3]	4.05%	4.80%	5.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,652	$1,772	$1,563	$1,002
Ratio to average net assets of:
Expenses[4]	0.05%	0.05%	0.05%	0.01%[5,6]
Net investment income	3.94%	4.64%	5.41%	4.90%[5]
Portfolio turnover rate[7]	68%	68%	78%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$8.14	$8.44	$9.47	$10.00
Investment Operations:
Net investment income[1]	0.38	0.36	0.36	0.16
Net realized and unrealized loss	(0.17)	(0.31)	(1.03)	(0.54)
Total from investment operations	0.21	0.05	(0.67)	(0.38)
Dividends to shareholders:
Net investment income	(0.39)	(0.35)	(0.36)	(0.15)
Net asset value, end of period	$7.96	$8.14	$8.44	$9.47
TOTAL RETURN[3]	2.58%	0.54%	(7.12)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$798	$815	$845	$947
Ratio to average net assets of:
Expenses[4]	0.05%	0.05%	0.05%	0.01%[5,6]
Net investment income	4.63%	4.25%	4.15%	3.74%[5]
Portfolio turnover rate[7]	108%	32%	6%	8%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

6Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

7Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    45

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$1.00	$0.99	$0.99	$1.00
Investment Operations:
Net investment income[1]	0.04	0.04	0.04	0.02
Net realized and unrealized gain (loss)	(0.01)	0.01	0.00 [2]	(0.01)
Total from investment operations	0.03	0.05	0.04	0.01
Dividends to shareholders:
Net investment income	(0.04)	(0.04)	(0.04)	(0.02)
Net asset value, end of period	$0.99	$1.00	$0.99	$0.99
TOTAL RETURN[3]	2.86%	5.61%	4.14%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,023	$1,025	$991	$986
Ratio to average net assets of:
Expenses[4]	0.05%	0.05%	0.05%	0.01%[5,6]
Net investment income	3.63%	3.89%	4.01%	4.14%[5]
Portfolio turnover rate[7]	153%	183%	256%	30%
WisdomTree TIPS Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.60	$9.48	$9.77	$10.00
Investment Operations:
Net investment income[1]	0.51	0.36	0.50	0.25
Net realized and unrealized gain (loss)	(0.20)	0.13	(0.29)	(0.24)
Total from investment operations	0.31	0.49	0.21	0.01
Dividends and distributions to shareholders:
Net investment income	(0.51)	(0.37)	(0.50)	(0.24)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.51)	(0.37)	(0.50)	(0.24)
Net asset value, end of period	$9.40	$9.60	$9.48	$9.77
TOTAL RETURN[3]	3.22%	5.27%	2.22%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$953	$962	$949	$977
Ratio to average net assets of:
Expenses[4]	0.05%	0.05%	0.05%	0.01%[5,6]
Net investment income	5.31%	3.77%	5.18%	5.67%[5]
Portfolio turnover rate[7]	98%	5%	51%	38%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

6Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

7Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

46    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Equity Premium Income Digital Fund	For the Period December 3, 2025* through June 30, 2026
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income[1]	0.47
Net realized and unrealized gain	0.71
Total from investment operations	1.18
Dividends and distributions to shareholders:
Net investment income	(0.84)
Capital gains	(0.03)
Tax return of capital	(0.31)
Total dividends and distributions to shareholders	(1.18)
Net asset value, end of period	$25.00
TOTAL RETURN[2]	4.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,627
Ratio to average net assets of:
Expenses[3]	0.44%[4]
Net investment income	3.31%[4]
Portfolio turnover rate[5]	0%
WisdomTree Private Credit and Alternative Income Digital Fund	For the Period September 11, 2025* through June 30, 2026
Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income[1]	0.77
Net realized and unrealized loss	(1.73)
Total from investment operations	(0.96)
Dividends and distributions to shareholders:
Net investment income	(0.87)
Tax return of capital	(0.07)
Total dividends and distributions to shareholders	(0.94)
Net asset value, end of period	$8.10
TOTAL RETURN[2]	(9.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,540
Ratio to average net assets of:
Expenses[3]	0.50%[4]
Net investment income	11.33%[4]
Portfolio turnover rate[5]	55%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    47

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Treasury Money Market Digital Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period November 7, 2023* through June 30, 2024
Net asset value, beginning of period	$1.00	$1.00	$1.00
Investment Operations:
Net investment income	0.04	0.04	0.03
Net realized gain	0.00 [1]	0.00 [1]	0.00 [1]
Net increase from payment by affiliate	0.00 [1]	—	0.00 [1]
Total from investment operations	0.04	0.04	0.03
Dividends to shareholders:
Net investment income	(0.04)	(0.04)	(0.03)
Capital gains	(0.00)[1]	(0.00)[1]	—
Net asset value, end of period	$1.00	$1.00	$1.00
TOTAL RETURN[2]	3.75%[3]	4.56%	3.38%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$717,454	$321,221	$5,676
Ratio to average net assets of:
Expenses[4]	0.25%	0.25%	0.25%[5]
Net investment income	3.63%	4.11%	5.08%[5]

*     Commencement of operations.

1Amount represents less than $0.005.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

See Notes to Financial Statements.

48    WisdomTree Digital Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund ("Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund ("Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund ("Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund ("Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund ("500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund ("Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund ("3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund ("7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund ("Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund ("Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund ("Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund ("TIPS Digital Fund”)	January 19, 2023
WisdomTree Equity Premium Income Digital Fund ("Equity Premium Income Digital Fund”)	December 3, 2025
WisdomTree Private Credit and Alternative Income Digital Fund ("Private Credit and Alternative Income Digital Fund”)	September 11, 2025
WisdomTree Treasury Money Market Digital Fund ("Treasury Money Market Digital Fund”) (formerly, WisdomTree Government Money Market Digital Fund)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Treasury Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM” or “Adviser”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, Equity Premium Income Digital Fund and Private Credit and Alternative Income Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund, Equity Premium Income Digital Fund and Private Credit and Alternative Income Digital Fund are considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In

WisdomTree Digital Trust    49

Notes to Financial Statements (continued)

calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except for fixed income securities held by the Treasury Money Market Digital Fund. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents fair value. Option contracts (excluding FLexible EXchange® Options (“FLEX Options”)) generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. FLEX Options are valued using a model-based price provided by an independent pricing service provider as of the official close of the primary exchange on which the FLEX Options trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Private Credit and Alternative Income Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Treasury Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Treasury Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Treasury Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or

50    WisdomTree Digital Trust

Notes to Financial Statements (continued)

liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended June 30, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Equity Premium Income Digital Fund invested in derivatives, specifically equity options contracts during the fiscal period ended June 30, 2026 and open positions in such derivatives and related collateral as of June 30, 2026 are detailed in the Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to various risks, including, as applicable, market, counterparty, liquidity and leverage risk.

As of June 30, 2026, the Funds do not hold over-the-counter (“OTC”) derivative agreements subject to master netting arrangements with credit-risk-related contingent features.

WisdomTree Digital Trust    51

Notes to Financial Statements (continued)

As of June 30, 2026, the effects of such derivative instruments on each applicable Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Premium Income Digital Fund
Equity risk	Purchased options, at value	$—	Written options, at value	$19,191

For the fiscal year or period ended June 30, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Equity Premium Income Digital Fund[3]
Equity risk	$24,448	$18,363
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from written options
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from written options
[3] For the period December 3, 2025 (commencement of operations) through June 30, 2026.

During the fiscal year or period ended June 30, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Written options
Equity Premium Income Digital Fund[1]
Equity risk	$1,476,186
[1] For the period December 3, 2025 (commencement of operations) through June 30, 2026.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make

52    WisdomTree Digital Trust

Notes to Financial Statements (continued)

supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Treasury Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund. Each other Fund declares dividends from net investment income and/or capital gains and may reinvest all or portion of them in full and fractional additional shares on a monthly, quarterly, or annual basis, in accordance with its distribution schedule.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Options Contracts — The Equity Premium Income Digital Fund utilized option contracts by purchasing and writing put options on the SPDR® S&P 500 ETF Trust and/or S&P 500 Index. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Equity Premium Income Digital Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

WisdomTree Digital Trust    53

Notes to Financial Statements (continued)

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or by having the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written, the contract size (typically 100), and the associated strike prices. At June 30, 2026, the maximum payout for written put options for the Equity Premium Income Digital Fund was $1,636,800.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Equity Premium Income Digital Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

Each Fund’s options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all options contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to a Master Repurchase Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the Master Repurchase Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Treasury Money Market Digital Fund
Repurchase Agreement	$138,592,000	$—	$(138,592,000)[1]	$—	$—	$—	$—	$—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

54    WisdomTree Digital Trust

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Treasury Money Market Digital Fund. The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, Technology and Innovation 100 Digital Fund, and Private Credit and Alternative Income Digital Fund. The Adviser has arranged for Newton Investment Management North America, LLC (“Newton”) to provide sub-advisory services to the Equity Premium Income Digital Fund. Voya, Newton and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. WisdomTree Transfers, Inc. (“WT Transfers”) is the Funds’ transfer agent and is an affiliate of the Adviser. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Equity Premium Income Digital Fund	0.44%
Private Credit and Alternative Income Digital Fund	0.50%
Treasury Money Market Digital Fund	0.25%

During the year ended June 30, 2026, the WisdomTree Treasury Money Market Fund received a voluntary reimbursement of $20,333 from Voya for investment losses due to an operational error. The voluntary reimbursements are shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended June 30, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments.

Each series fund of the WisdomTree Trust, an open-end management investment company under the 1940 Act and an affiliate of the Trust, participates in a securities lending program administered by The Bank of New York (the “Lending Agent”), pursuant to which it may lend its portfolio securities to certain creditworthy borrowers which are secured by collateral in an amount at least equal to the market value of loaned securities. Each WisdomTree Trust fund has permitted the Lending Agent to invest any cash collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements collateralized by U.S. government securities, and money market funds. During the fiscal year ended June 30, 2026, the Treasury Money Market Digital Fund was utilized as a cash collateral investment vehicle pursuant to the WisdomTree Trust securities lending program. At June 30, 2026, a total of 500,000,000 shares (approximately 70%) of the Treasury Money Market Digital Fund’s outstanding shares were held by affiliate funds pursuant to the WisdomTree Trust securities lending program.

WisdomTree Digital Trust    55

Notes to Financial Statements (continued)

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year or period ended June 30, 2026, WT held shares of and received distributions from the following Funds:

Fund	At June 30, 2026		For the Fiscal Year Ended June 30, 2026
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	100,000	$1,015,850	$47,188
Siegel Global Equity Digital Fund	10,000	145,108	4,293
Siegel Longevity Digital Fund	10,000	131,684	4,539
Siegel Moderate Digital Fund	10,000	126,895	3,821
500 Digital Fund	250,000	4,927,600	48,778
Technology and Innovation 100 Digital Fund	200,000	5,296,640	228,577
3-7 Year Treasury Digital Fund	100,000	976,390	38,120
7-10 Year Treasury Digital Fund	100,000	938,390	39,867
Floating Rate Treasury Digital Fund	1,000,000	1,003,600	38,845
Long-Term Treasury Digital Fund	100,000	795,970	38,753
Short-Term Treasury Digital Fund	1,000,000	994,200	37,574
TIPS Digital Fund	100,000	940,100	50,641
Equity Premium Income Digital Fund[1]	54,000	1,350,011	63,867
Private Credit and Alternative Income Digital Fund[2]	50,000	404,800	46,959
Treasury Money Market Digital Fund	98,139,145	98,139,145	5,221,905
[1]For the period December 3, 2025 (commencement of operations) through June 30, 2026. [2]For the period September 11, 2025 (commencement of operations) through June 30, 2026.

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services, if any; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTDM.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. For the year ending June 30, 2026, WTDM did not charge the Funds a fee (“Service fee”) for providing such services. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

56    WisdomTree Digital Trust

Notes to Financial Statements (continued)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WT Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the fiscal year or period ended June 30, 2026 are shown in the following table.

Fund	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$359,095	$95,133	$—	$—
Siegel Global Equity Digital Fund	344,113	104,406	—	—
Siegel Longevity Digital Fund	224,389	45,798	—	—
Siegel Moderate Digital Fund	273,409	32,362	—	—
500 Digital Fund	1,908,414	565,670	—	—
Technology and Innovation 100 Digital Fund	879,241	828,308	—	—
3-7 Year Treasury Digital Fund	—	—	1,406,148	1,418,417
7-10 Year Treasury Digital Fund	—	—	1,058,091	1,052,456
Floating Rate Treasury Digital Fund	—	—	1,163,659	1,305,971
Long-Term Treasury Digital Fund	—	—	865,084	883,347
Short-Term Treasury Digital Fund	—	—	1,541,438	1,535,972
TIPS Digital Fund	—	—	940,662	933,889
Equity Premium Income Digital Fund[1]	—	—	—	—
Private Credit and Alternative Income Digital Fund[2]	5,296,881	1,271,571	—	—
Treasury Money Market Digital Fund	—	—	—	—
[1]For the period December 3, 2025 (commencement of operations) through June 30, 2026. [2]For the period September 11, 2025 (commencement of operations) through June 30, 2026.

7. FEDERAL INCOME TAXES AND OTHER MATTERS

At June 30, 2026, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$1,275,072	$16,985	$(3,397)	$13,588
Siegel Global Equity Digital Fund	862,386	231,989	(158)	231,831
Siegel Longevity Digital Fund	361,960	58,138	(491)	57,647
Siegel Moderate Digital Fund	431,167	49,800	(1,111)	48,689
500 Digital Fund	12,950,645	5,976,782	(891,980)	5,084,802
Technology and Innovation 100 Digital Fund	2,844,739	3,463,407	(217,933)	3,245,474
3-7 Year Treasury Digital Fund	989,282	243	(17,735)	(17,492)
7-10 Year Treasury Digital Fund	957,588	1,029	(18,227)	(17,198)
Floating Rate Treasury Digital Fund	1,643,211	1,007	—	1,007
Long-Term Treasury Digital Fund	805,097	1,023	(16,714)	(15,691)
Short-Term Treasury Digital Fund	1,024,652	66	(9,697)	(9,631)
TIPS Digital Fund	981,542	390	(33,956)	(33,566)
Equity Premium Income Digital Fund	1,646,468	—	(366)	(366)
Private Credit and Alternative Income Digital Fund	3,924,236	48,816	(478,771)	(429,955)
Treasury Money Market Digital Fund	719,060,770	—	(8,019)	(8,019)

WisdomTree Digital Trust    57

Notes to Financial Statements (continued)

At June 30, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Short-Duration Income Digital Fund	$186	$(384)	$13,588	$—	$—	$13,390
Siegel Global Equity Digital Fund	—	—	231,831	—	—	231,831
Siegel Longevity Digital Fund	169	(435)	57,647	—	—	57,381
Siegel Moderate Digital Fund	1,740	1	48,689	—	—	50,430
500 Digital Fund	2,913	(8,104)	5,084,802	—	—	5,079,611
Technology and Innovation 100 Digital Fund	48,858	210,933	3,245,474	—	—	3,505,265
3-7 Year Treasury Digital Fund	188	(6,356)	(17,492)	—	—	(23,660)
7-10 Year Treasury Digital Fund	379	(45,212)	(17,198)	—	—	(62,031)
Floating Rate Treasury Digital Fund	631	—	1,007	—	—	1,638
Long-Term Treasury Digital Fund	473	(188,968)	(15,691)	—	—	(204,186)
Short-Term Treasury Digital Fund	3,241	864	(9,631)	—	—	(5,526)
TIPS Digital Fund	462	(27,176)	(33,566)	—	—	(60,280)
Equity Premium Income Digital Fund	—	—	(366)	18,363	—	17,997
Private Credit and Alternative Income Digital Fund	—	(66,034)	(429,955)	—	—	(495,989)
Treasury Money Market Digital Fund	2,434,556	—	(8,019)	—	(2,283,403)	143,134
[1]The treatment of income distributions payable as of June 30, 2026 has been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years or periods ended June 30, 2026 and June 30, 2025, was as follows:

	Year Ended June 30, 2026			Year Ended June 30, 2025
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Short-Duration Income Digital Fund	$53,014	$—	$—	$48,247	$25
Siegel Global Equity Digital Fund	25,045	—	3,658	11,111	—
Siegel Longevity Digital Fund	9,579	500	—	6,314	—
Siegel Moderate Digital Fund	8,638	35	—	5,992	—
500 Digital Fund	176,935	—	—	51,990	—
Technology and Innovation 100 Digital Fund	43,381	210,097	—	31,559	—
3-7 Year Treasury Digital Fund	38,337	—	—	35,998	—
7-10 Year Treasury Digital Fund	40,268	—	—	35,610	—
Floating Rate Treasury Digital Fund	69,694	208	—	77,136	—
Long-Term Treasury Digital Fund	38,836	—	—	34,864	—
Short-Term Treasury Digital Fund	38,377	—	—	38,526	—
TIPS Digital Fund	51,196	—	—	37,526	—
Equity Premium Income Digital Fund[1]	50,892	2,249	19,029	—	—
Private Credit and Alternative Income Digital Fund[2]	222,040	—	29,532	—	—
Treasury Money Market Digital Fund	26,888,014	—	—	2,844,578	—

*     Includes short-term capital gains, if any.

[1] For period December 3, 2025 (commencement of operations) through June 30, 2026.

[2] For period September 11, 2025 (commencement of operations) through June 30, 2026.

58    WisdomTree Digital Trust

Notes to Financial Statements (continued)

At June 30, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Short-Duration Income Digital Fund	$306	$78	$384
Siegel Global Equity Digital Fund	—	—	—
Siegel Longevity Digital Fund	—	—	—
Siegel Moderate Digital Fund	—	—	—
500 Digital Fund	—	8,104	8,104
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	3,175	3,181	6,356
7-10 Year Treasury Digital Fund	9,584	35,628	45,212
Floating Rate Treasury Digital Fund	—	—	—
Long-Term Treasury Digital Fund	10,711	178,257	188,968
Short-Term Treasury Digital Fund	—	—	—
TIPS Digital Fund	2,342	24,834	27,176
Equity Premium Income Digital Fund	—	—	—
Private Credit and Alternative Income Digital Fund	66,034	—	66,034
Treasury Money Market Digital Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended June 30, 2026, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
Short-Duration Income Digital Fund	$—	$—	$—
Siegel Global Equity Digital Fund	—	—	—
Siegel Longevity Digital Fund	—	435	—
Siegel Moderate Digital Fund	—	—	—
500 Digital Fund	—	—	—
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	—	—	—
7-10 Year Treasury Digital Fund	—	—	—
Floating Rate Treasury Digital Fund	—	—	—
Long-Term Treasury Digital Fund	—	—	—
Short-Term Treasury Digital Fund	—	—	—
TIPS Digital Fund	—	—	—
Equity Premium Income Digital Fund[1]	—	—	—
Private Credit and Alternative Income Digital Fund[2]	—	—	—
Treasury Money Market Digital Fund	—	—	—
[1]For the period December 3, 2025 (commencement of operations) through June 30, 2026. [2]For the period September 11, 2025 (commencement of operations) through June 30, 2026.

WisdomTree Digital Trust    59

Notes to Financial Statements (continued)

During the fiscal year or period ended June 30, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Short-Duration Income Digital Fund	$—
Siegel Global Equity Digital Fund	725
Siegel Longevity Digital Fund	—
Siegel Moderate Digital Fund	209
500 Digital Fund	—
Technology and Innovation 100 Digital Fund	—
3-7 Year Treasury Digital Fund	7,379
7-10 Year Treasury Digital Fund	533
Floating Rate Treasury Digital Fund	147
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	1,428
TIPS Digital Fund	—
Equity Premium Income Digital Fund[1]	—
Private Credit and Alternative Income Digital Fund[2]	—
Treasury Money Market Digital Fund	—
[1] For the period December 3, 2025 (commencement of operations) through June 30, 2026. [2] For the period September 11, 2025 (commencement of operations) through June 30, 2026.

At June 30, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to nondeductible expenses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Short-Duration Income Digital Fund	$—	$—
Siegel Global Equity Digital Fund	2	(2)
Siegel Longevity Digital Fund	—	—
Siegel Moderate Digital Fund	2	(2)
500 Digital Fund	—	—
Technology and Innovation 100 Digital Fund	—	—
3-7 Year Treasury Digital Fund	—	—
7-10 Year Treasury Digital Fund	—	—
Floating Rate Treasury Digital Fund	—	—
Long-Term Treasury Digital Fund	—	—
Short-Term Treasury Digital Fund	—	—
TIPS Digital Fund	—	—
Equity Premium Income Digital Fund	—	—
Private Credit and Alternative Income Digital Fund	—	—
Treasury Money Market Digital Fund	—	—

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended June 30, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

60    WisdomTree Digital Trust

Notes to Financial Statements (concluded)

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. During the fiscal year or period ended June 30, 2026, there were no significant taxes paid in foreign jurisdictions.

8. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

9. SUBSEQUENT EVENTS

WTDM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and armed conflicts in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Digital Trust    61

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Digital Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Equity Premium Income Digital Fund, WisdomTree Private Credit and Alternative Income Digital Fund and WisdomTree Treasury Money Market Digital Fund (formerly, WisdomTree Government Money Market Digital Fund), (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising WisdomTree Digital Trust at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the WisdomTree Digital Trust	Statements of operations	Statements of changes in net assets	Financial highlights
WisdomTree Short-Term Treasury Digital Fund	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the three years in the period ended June 30, 2026 and the period from December 14, 2022 (commencement of operations) through June 30, 2023

WisdomTree Short-Duration Income Digital Fund

WisdomTree 500 Digital Fund

WisdomTree Technology and Innovation 100 Digital Fund

WisdomTree 3-7 Year Treasury Digital Fund

WisdomTree 7-10 Year Treasury Digital Fund

WisdomTree Floating Rate Treasury Digital Fund

WisdomTree Long-Term Treasury Digital Fund

WisdomTree TIPS Digital Fund

	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the three years in the period ended June 30, 2026 and the period from January 19, 2023 (commencement of operations) through June 30, 2023
WisdomTree Siegel Global Equity Digital Fund WisdomTree Siegel Longevity Digital Fund WisdomTree Siegel Moderate Digital Fund	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the two years ended June 30, 2026 and the period from December 6, 2023 (commencement of operations) through June 30, 2024
WisdomTree Treasury Money Market Digital Fund	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the two years ended June 30, 2026 and for the period from November 7, 2023 (commencement of operations) through June 30, 2024
WisdomTree Equity Premium Income Digital Fund	For the period December 3, 2025 (commencement of operations) through June 30, 2026
WisdomTree Private Credit and Alternative Income Digital Fund	For the period September 11, 2025 (commencement of operations) through June 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

62    WisdomTree Digital Trust

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

August 27, 2026

WisdomTree Digital Trust    63

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended June 30, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2027.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended June 30, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Short-Duration Income Digital Fund	$—
Siegel Global Equity Digital Fund	16,499
Siegel Longevity Digital Fund	4,372
Siegel Moderate Digital Fund	3,762
500 Digital Fund	175,233
Technology and Innovation 100 Digital Fund	30,297
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Equity Premium Income Digital Fund	—
Private Credit and Alternative Income Digital Fund	40,813
Treasury Money Market Digital Fund	—

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended June 30, 2026 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Short-Duration Income Digital Fund	0.00%	87.86%
Siegel Global Equity Digital Fund	9.07%	0.00%
Siegel Longevity Digital Fund	6.70%	0.00%
Siegel Moderate Digital Fund	5.30%	0.00%
500 Digital Fund	0.00%	0.00%
Technology and Innovation 100 Digital Fund	47.82%	0.00%
3-7 Year Treasury Digital Fund	0.00%	100.00%
7-10 Year Treasury Digital Fund	0.00%	100.00%
Floating Rate Treasury Digital Fund	0.01%	99.40%
Long-Term Treasury Digital Fund	0.00%	95.71%
Short-Term Treasury Digital Fund	0.00%	100.00%
TIPS Digital Fund	0.00%	100.00%
Equity Premium Income Digital Fund	30.76%	9.01%
Private Credit and Alternative Income Digital Fund	0.00%	0.00%
Treasury Money Market Digital Fund	0.72%	99.28%

64    WisdomTree Digital Trust

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended June 30, 2026, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Short-Duration Income Digital Fund	0.00%
Siegel Global Equity Digital Fund	35.05%
Siegel Longevity Digital Fund	22.03%
Siegel Moderate Digital Fund	17.30%
500 Digital Fund	99.61%
Technology and Innovation 100 Digital Fund	56.47%
3-7 Year Treasury Digital Fund	0.00%
7-10 Year Treasury Digital Fund	0.00%
Floating Rate Treasury Digital Fund	0.00%
Long-Term Treasury Digital Fund	0.00%
Short-Term Treasury Digital Fund	0.00%
TIPS Digital Fund	0.00%
Equity Premium Income Digital Fund	0.00%
Private Credit and Alternative Income Digital Fund	13.23%
Treasury Money Market Digital Fund	0.00%

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended June 30, 2026. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Short-Duration Income Digital Fund	$—	$—
Siegel Global Equity Digital Fund	9,372	1,169
Siegel Longevity Digital Fund	2,686	332
Siegel Moderate Digital Fund	2,583	275
500 Digital Fund	—	—
Technology and Innovation 100 Digital Fund	—	—
3-7 Year Treasury Digital Fund	—	—
7-10 Year Treasury Digital Fund	—	—
Floating Rate Treasury Digital Fund	—	—
Long-Term Treasury Digital Fund	—	—
Short-Term Treasury Digital Fund	—	—
TIPS Digital Fund	—	—
Equity Premium Income Digital Fund	—	—
Private Credit and Alternative Income Digital Fund	—	—
Treasury Money Market Digital Fund	—	—

WisdomTree Digital Trust    65

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Approval of the renewal of Investment Advisory Agreements for the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Treasury Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree Private Credit and Alternative Income Digital Fund, and WisdomTree Equity Premium Income Digital Fund

At an in-person meeting held on June 15, 2026 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Treasury Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree Private Credit and Alternative Income Digital Fund, and WisdomTree Equity Premium Income Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree Treasury Money Market Digital Fund; between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund; WisdomTree Private Credit and Alternative Income Digital Fund; and between WisdomTree and Newtown Investment Managers North America, LLC (“NIMNA”) with respect to WisdomTree Equity Premium Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements together and with independent legal counsel. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree or Sub-Adviser personnel. The Board reported on WisdomTree’s, NIMNA’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the NIMNA, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and each of the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the renewal of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the renewal of the Advisory Agreement and Sub-Advisory Agreements will continue to enable each applicable Fund

66    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Trustees also noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at the Meeting and at other meetings of the Board throughout the year. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board also took into consideration the ongoing contractual commitment of Adviser’s parent company, WisdomTree, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board recognized that the Adviser has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken to ensure that each applicable Fund will continue to be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of each Sub-Adviser to continue to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, and the Adviser’s ability to effectively oversee such Sub-Advisers, as well as the other services provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the continued operation of that Fund. Additionally, the Trustees considered that the Adviser remained responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also was responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience, and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that utilizes blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service provided were necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to continue to provide a high quality of service under the Agreements.

Investment performance.

The Board noted that it considers the performance of each Fund versus each Fund’s performance benchmark, each Fund’s underlying index, if applicable, other investment companies to which the investment adviser or sub-adviser serves as investment adviser or sub-adviser, and any other accounts, including institutional accounts managed by either Voya or Mellon, if applicable. With respect to each individual fund, the Board observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree 7-10 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund outperformed the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year, three-year, and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Floating Rate Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed the Fund’s underlying index for all periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

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Additional Information (unaudited) (continued)

WisdomTree Long-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s underperformed the Fund’s underlying index for all periods except the since inception period. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Short-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year, three-year, and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree TIPS Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed its underlying index for all periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Treasury Money Market Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved slightly underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little under three years and determined to continue to monitor the Fund’s performance.

WisdomTree Short-Duration Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for all periods. The Fund also outperformed its other indices for the since inception and one-year periods and underperformed for all other periods.

WisdomTree Siegel Global Equity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and acknowledged the Fund outperformed its broad-based securities market index and its benchmark for the one-month, 3-month, and year-to-date periods and underperformed for the since inception period. The Board noted that the Fund underperformed its broad-based securities index for the one-year period and outperformed its benchmark over that same time period.

WisdomTree Siegel Longevity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index and its benchmark for the one-month, three-month, year-to-date, periods and underperformed for the since inception period. The Board noted that the Fund underperformed its broad-based securities index for the one-year period and outperformed its benchmark over that same time period.

WisdomTree Siegel Moderate Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its benchmark for all periods except the since inception period.

WisdomTree 500 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and noted the Fund’s performance for the one-month period was consistent with the Fund’s underlying index, outperformed its benchmark for the three-month and year-to-date periods, and underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

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Additional Information (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods, outperformed its benchmark for the one-month periods and underperformed for all other periods. The Board further noted the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Private Credit and Alternative Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date and since inception periods and acknowledged the Fund underperformed its broad-based securities index for the three-month, year-to-date and since inception period and outperformed its broad-based securities index for the one-month period. The Board noted that the Fund has only been in operation for a little under one year and determined to continue to monitor the Fund’s performance.

WisdomTree Equity Premium Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date and since inception periods and acknowledged the Fund outperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for under one year and determined to continue to monitor the Fund’s performance.

In evaluating the performance of the Funds, the Board gave consideration to the short time period for which each Fund has been in existence and noted that it would continue to receive information from the Adviser and the Sub-Advisers regarding performance of each on a quarterly basis throughout the year. Further, the Board noted the Adviser’s experience as a manager-of-managers and its expertise and resources for monitoring the investment style, performance, and risk-adjusted performance of each Sub-Advisers. Following its deliberations, the Board determined that each Fund has performed as expected during the relevant periods.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. The Board considered that pursuant to the Advisory Agreement, the Adviser has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Adviser is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Advisers. In this regard, the Board further noted the commitment of the Adviser’s parent company to stand behind the obligations of the Adviser. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fee rates as assets increase. The Board acknowledged that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser. The Board concluded that the advisory fees and sub-advisory fees paid by each Fund are reasonable in light of the nature, extent and quality of the services expected provided to each Fund under the Advisory Agreement and Sub-Advisory Agreements. They reviewed comparative information regarding fees for similar funds and observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree 7-10 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Floating Rate Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall was of the lowest in the peer group.

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Additional Information (unaudited) (continued)

WisdomTree Long-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Short-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall was of the lowest in the peer group.

WisdomTree TIPS Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average and the median of the peer group, and overall was the lowest of the peer group.

WisdomTree Treasury Money Market Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average, though above the median of the peer group.

WisdomTree Short-Duration Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

WisdomTree Siegel Global Equity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Longevity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Moderate Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree 500 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider. The Board noted the Fund’s total expenses mirrored median and were below the average of the peer group.

WisdomTree Technology and Innovation 100 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

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Additional Information (unaudited) (concluded)

WisdomTree Private Credit and Alternative Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were higher than peer group average and median, as well as the highest in the peer group. Given the nature of the underlying holdings the Fund would invest in especially as compared to the peer group, the Board was comfortable with the Fund’s total expenses as compared to the designated peer group.

WisdomTree Equity Premium Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the cost of providing services to the Funds, and the benefits to the Adviser from its relationship with the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors. The Board noted the Adviser was not yet profitable from its relationship with the Funds. The Board considered the Adviser’s commitment to the success of the Funds and the use of a unitary fee structure under which the Adviser bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses the Adviser pays in accordance with the Advisory Agreement.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser’s affiliate, a registered broker-dealer, received transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” as a direct-to-consumer mobile phone distribution channel, as well as “WisdomTree Connect”, an investment portal for institutions, each of which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice.

Economies of scale.

The Board considered that each Fund is managed by the Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of each Fund’s expenses, other than certain enumerated and extraordinary expenses. The Board noted, among other factors, the significant entrepreneurial risk and financial losses incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the majority of other funds in each Funds’ peer groups do not include breakpoints in their fee structures, The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale and that generally the Funds compare favorably with respect to their peers from an expense standpoint. The Board further noted that it will continue to on an annual basis re-examine whether the Funds have achieved economies of scale and the appropriateness of the sub-advisory fees payable to each Sub-Adviser. The Board concluded that the Funds benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, determined to approve the renewal of the Agreements on behalf of each Fund and its Shareholders.

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The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Digital Funds shares are distributed by WisdomTree Securities, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Approval of the renewal of Investment Advisory Agreements for the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Treasury Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree Private Credit and Alternative Income Digital Fund, and WisdomTree Equity Premium Income Digital Fund

At an in-person meeting held on June 15, 2026 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Treasury Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree Private Credit and Alternative Income Digital Fund, and WisdomTree Equity Premium Income Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree Treasury Money Market Digital Fund; between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund; WisdomTree Private Credit and Alternative Income Digital Fund; and between WisdomTree and Newtown Investment Managers North America, LLC (“NIMNA”) with respect to WisdomTree Equity Premium Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements together and with independent legal counsel. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree or Sub-Adviser personnel. The Board reported on WisdomTree’s, NIMNA’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the NIMNA, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and each of the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the renewal of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the renewal of the Advisory Agreement and Sub-Advisory Agreements will continue to enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Trustees also noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at the Meeting and at other meetings of the Board throughout the year. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board also took into consideration the ongoing contractual commitment of Adviser’s parent company, WisdomTree, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board recognized that the Adviser has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken to ensure that each applicable Fund will continue to be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of each Sub-Adviser to continue to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, and the Adviser’s ability to effectively oversee such Sub-Advisers, as well as the other services provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the continued operation of that Fund. Additionally, the Trustees considered that the Adviser remained responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also was responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience, and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that utilizes blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service provided were necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to continue to provide a high quality of service under the Agreements.

Investment performance.

The Board noted that it considers the performance of each Fund versus each Fund’s performance benchmark, each Fund’s underlying index, if applicable, other investment companies to which the investment adviser or sub-adviser serves as investment adviser or sub-adviser, and any other accounts, including institutional accounts managed by either Voya or Mellon, if applicable. With respect to each individual fund, the Board observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree 7-10 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund outperformed the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year, three-year, and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Floating Rate Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed the Fund’s underlying index for all periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Long-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s underperformed the Fund’s underlying index for all periods except the since inception period. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Short-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year, three-year, and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree TIPS Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, three-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed its underlying index for all periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Treasury Money Market Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved slightly underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little under three years and determined to continue to monitor the Fund’s performance.

WisdomTree Short-Duration Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for all periods. The Fund also outperformed its other indices for the since inception and one-year periods and underperformed for all other periods.

WisdomTree Siegel Global Equity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and acknowledged the Fund outperformed its broad-based securities market index and its benchmark for the one-month, 3-month, and year-to-date periods and underperformed for the since inception period. The Board noted that the Fund underperformed its broad-based securities index for the one-year period and outperformed its benchmark over that same time period.

WisdomTree Siegel Longevity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index and its benchmark for the one-month, three-month, year-to-date, periods and underperformed for the since inception period. The Board noted that the Fund underperformed its broad-based securities index for the one-year period and outperformed its benchmark over that same time period.

WisdomTree Siegel Moderate Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its benchmark for all periods except the since inception period.

WisdomTree 500 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and noted the Fund’s performance for the one-month period was consistent with the Fund’s underlying index, outperformed its benchmark for the three-month and year-to-date periods, and underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Technology and Innovation 100 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods, outperformed its benchmark for the one-month periods and underperformed for all other periods. The Board further noted the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Private Credit and Alternative Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date and since inception periods and acknowledged the Fund underperformed its broad-based securities index for the three-month, year-to-date and since inception period and outperformed its broad-based securities index for the one-month period. The Board noted that the Fund has only been in operation for a little under one year and determined to continue to monitor the Fund’s performance.

WisdomTree Equity Premium Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date and since inception periods and acknowledged the Fund outperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for under one year and determined to continue to monitor the Fund’s performance.

In evaluating the performance of the Funds, the Board gave consideration to the short time period for which each Fund has been in existence and noted that it would continue to receive information from the Adviser and the Sub-Advisers regarding performance of each on a quarterly basis throughout the year. Further, the Board noted the Adviser’s experience as a manager-of-managers and its expertise and resources for monitoring the investment style, performance, and risk-adjusted performance of each Sub-Advisers. Following its deliberations, the Board determined that each Fund has performed as expected during the relevant periods.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. The Board considered that pursuant to the Advisory Agreement, the Adviser has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Adviser is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Advisers. In this regard, the Board further noted the commitment of the Adviser’s parent company to stand behind the obligations of the Adviser. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fee rates as assets increase. The Board acknowledged that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser. The Board concluded that the advisory fees and sub-advisory fees paid by each Fund are reasonable in light of the nature, extent and quality of the services expected provided to each Fund under the Advisory Agreement and Sub-Advisory Agreements. They reviewed comparative information regarding fees for similar funds and observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree 7-10 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Floating Rate Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall was of the lowest in the peer group.

WisdomTree Long-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Short-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall was of the lowest in the peer group.

WisdomTree TIPS Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average and the median of the peer group, and overall was the lowest of the peer group.

WisdomTree Treasury Money Market Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average, though above the median of the peer group.

WisdomTree Short-Duration Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

WisdomTree Siegel Global Equity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Longevity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Moderate Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree 500 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider. The Board noted the Fund’s total expenses mirrored median and were below the average of the peer group.

WisdomTree Technology and Innovation 100 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Private Credit and Alternative Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were higher than peer group average and median, as well as the highest in the peer group. Given the nature of the underlying holdings the Fund would invest in especially as compared to the peer group, the Board was comfortable with the Fund’s total expenses as compared to the designated peer group.

WisdomTree Equity Premium Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the cost of providing services to the Funds, and the benefits to the Adviser from its relationship with the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors. The Board noted the Adviser was not yet profitable from its relationship with the Funds. The Board considered the Adviser’s commitment to the success of the Funds and the use of a unitary fee structure under which the Adviser bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses the Adviser pays in accordance with the Advisory Agreement.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser’s affiliate, a registered broker-dealer, received transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” as a direct-to-consumer mobile phone distribution channel, as well as “WisdomTree Connect”, an investment portal for institutions, each of which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice.

Economies of scale.

The Board considered that each Fund is managed by the Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of each Fund’s expenses, other than certain enumerated and extraordinary expenses. The Board noted, among other factors, the significant entrepreneurial risk and financial losses incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the majority of other funds in each Funds’ peer groups do not include breakpoints in their fee structures, The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale and that generally the Funds compare favorably with respect to their peers from an expense standpoint. The Board further noted that it will continue to on an annual basis re-examine whether the Funds have achieved economies of scale and the appropriateness of the sub-advisory fees payable to each Sub-Adviser. The Board concluded that the Funds benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, determined to approve the renewal of the Agreements on behalf of each Fund and its Shareholders.

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(a)(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s /Stuart Bell
Stuart Bell, President
(principal executive officer)
Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s /Stuart Bell
Stuart Bell, President
(principal executive officer)
Date: September 3, 2026

By (Signature and Title)	/s /David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 3, 2026